UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04920

WASATCH FUNDS TRUST

(Exact name of registrant as specified in charter)

150 Social Hall Avenue 4th Floor Salt Lake City, Utah	84111
(Address of principal executive offices)	(Zip code)

(Name and Address of Agent for Service)	Copy to:

Samuel S. Stewart, Jr. Wasatch Funds Trust 150 Social Hall Avenue, 4th Floor Salt Lake City, Utah 84111	Eric F. Fess, Esq. Chapman & Cutler LLP 111 West Monroe Street Chicago, IL 60603

Registrant’s telephone number, including area code: (801) 533-0777

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Item 1.	Schedule of Investments.

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments

June 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 92.3%

	Airlines 3.9%
203,151	Allegiant Travel Co.	$21,531,975
373,086	Spirit Airlines, Inc.*	11,852,942

		33,384,917

	Airport Services 1.1%
493,750	Wesco Aircraft Holdings, Inc.*	9,168,938

	Apparel Retail 1.2%
602,406	Chico’s FAS, Inc.	10,277,046

	Application Software 5.2%
215,701	ANSYS, Inc.*	15,767,743
416,730	RealPage, Inc.*	7,642,828
153,392	Tyler Technologies, Inc.*	10,515,022
89,146	Ultimate Software Group, Inc.*	10,455,934

		44,381,527

	Asset Management & Custody Banks 4.4%
114,399	Affiliated Managers Group, Inc.*	18,754,572
654,603	SEI Investments Co.	18,610,363

		37,364,935

	Automobile Manufacturers 2.8%
219,860	Tesla Motors, Inc.*	23,619,560

	Automotive Retail 1.0%
176,353	Monro Muffler Brake, Inc.	8,473,762

	Commercial Printing 1.9%
1,526,457	InnerWorkings, Inc.*	16,562,058

	Computer Storage & Peripherals 1.0%
583,711	Fusion-io, Inc.*	8,312,045

	Consumer Finance 7.6%
164,316	Credit Acceptance Corp.*	17,261,396
897,842	DFC Global Corp.*	12,399,198
192,168	First Cash Financial Services, Inc.*	9,456,587
2,395,200	Mahindra & Mahindra Financial Services Ltd. (India)	10,479,630
97,185	Portfolio Recovery Associates, Inc.*	14,930,531

		64,527,342

	Data Processing & Outsourced Services 5.8%
124,818	Alliance Data Systems Corp.*	22,595,803
351,631	ExlService Holdings, Inc.*	10,394,212
746,608	Higher One Holdings, Inc.*	8,690,517
114,866	Syntel, Inc.	7,221,625

		48,902,157

	Distributors 1.5%
239,077	Pool Corp.	12,530,026

	Diversified Banks 3.2%
10,506,206	City Union Bank Ltd. (India)	9,768,075
2,205,720	Yes Bank Ltd. (India)	17,159,518

		26,927,593

	Diversified Support Services 4.3%
1,192,001	Copart, Inc.*	36,713,631

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Electrical Components & Equipment 2.6%
554,058	Polypore International, Inc.*	$22,328,537

	Environmental & Facilities Services 4.0%
364,490	Tetra Tech, Inc.*	8,569,160
608,499	Waste Connections, Inc.	25,033,649

		33,602,809

	General Merchandise Stores 0.6%
391,115	Gordmans Stores, Inc.*	5,323,075

	Health Care Facilities 2.2%
539,076	Ensign Group, Inc. (The)	18,986,257

	Health Care Services 4.0%
206,803	IPC The Hospitalist Co., Inc.*	10,621,402
258,850	MEDNAX, Inc.*	23,705,483

		34,326,885

	Industrial Machinery 3.9%
147,926	Graco, Inc.	9,350,403
448,920	IDEX Corp.	24,156,385

		33,506,788

	Internet Retail 0.7%
155,634	Blue Nile, Inc.*	5,879,853

	Internet Software & Services 3.5%
247,566	Dealertrack Technologies, Inc.*	8,771,264
425,755	Vistaprint N.V.*	21,019,524

		29,790,788

	Leisure Facilities 3.9%
666,064	Life Time Fitness, Inc.*	33,376,467

	Life Sciences Tools & Services 2.4%
250,000	Divi’s Laboratories Ltd. (India)	4,177,535
323,130	ICON plc* (Ireland)	11,448,496
68,040	Techne Corp.	4,700,203

		20,326,234

	Oil & Gas Equipment & Services 2.2%
114,241	CARBO Ceramics, Inc.	7,703,271
117,555	Dril-Quip, Inc.*	10,614,041

		18,317,312

	Oil & Gas Exploration & Production 0.2%
320,020	SandRidge Energy, Inc.*	1,523,295

	Oil & Gas Refining & Marketing 1.1%
240,584	World Fuel Services Corp.	9,618,548

	Personal Products 2.1%
398,345	Herbalife Ltd.	17,981,293

	Research & Consulting Services 3.1%
578,524	Acacia Research Corp.	12,930,011
208,513	Corporate Executive Board Co. (The)	13,182,192

		26,112,203

	Semiconductors 2.4%
107,026	Hittite Microwave Corp.*	6,207,508
387,065	Melexis N.V. (Belgium)	8,138,972
108,525	Power Integrations, Inc.	4,401,774
50,313	Silicon Laboratories, Inc.*	2,083,461

		20,831,715

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Specialized Finance 0.9%
402,640	CRISIL Ltd. (India)	$7,520,915

	Specialty Chemicals 1.2%
230,755	Balchem Corp.	10,326,286

	Specialty Stores 1.0%
156,551	Hibbett Sports, Inc.*	8,688,581

	Trading Companies & Distributors 2.7%
255,043	MSC Industrial Direct Co., Inc., Class A	19,755,631
143,605	Rush Enterprises, Inc., Class B*	3,090,379

		22,846,010

	Trucking 2.7%
600,940	Knight Transportation, Inc.	10,107,811
302,485	Old Dominion Freight Line, Inc.*	12,589,426

		22,697,237

	Total Common Stocks (cost $523,415,671)	785,056,625

Principal Amount		Value
	SHORT-TERM INVESTMENTS 8.0%

	Repurchase Agreement 8.0%
$67,680,286	Repurchase Agreement dated 6/28/13, 0.01% due 7/1/13 with State Street Bank and Trust Co. collateralized by $69,180,000 of United States Treasury Notes 0.375% due 11/15/15; value: $69,038,043; repurchase proceeds: $67,680,343 (cost $67,680,286)	$67,680,286

	Total Short-Term Investments (cost $67,680,286)	67,680,286

	Total Investments (cost $591,095,957) 100.3%	852,736,911
	Liabilities less Other Assets (0.3%)	(2,298,013)

	NET ASSETS 100.0%	$850,438,898

	*Non-income producing. See Notes to Schedules of Investments.

At June 30, 2013, Wasatch Core Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Belgium	1.0
India	6.3
Ireland	1.5
United States	91.2

Total	100.0%

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments

June 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 95.8%

	Air Freight & Logistics 1.9%
6,231	Blue Dart Express Ltd.* (India)	$253,224

	Apparel, Accessories & Luxury Goods 3.4%
4,435	Page Industries Ltd. (India)	305,244
38,325	Titan Industries Ltd. (India)	144,078

		449,322

	Auto Parts & Equipment 5.3%
1,861	Bosch Ltd. (India)	281,851
56,827	Exide Industries Ltd. (India)	115,901
11,075	WABCO India Ltd. (India)	319,251

		717,003

	Automobile Manufacturers 1.0%
7,789	Mahindra & Mahindra Ltd. (India)	127,010

	Building Products 1.3%
42,925	Kajaria Ceramics Ltd. (India)	172,278

	Cable & Satellite 1.0%
125,495	Dish TV India Ltd.* (India)	128,927

	Commodity Chemicals 3.7%
93,370	Berger Paints India Ltd. (India)	359,339
25,605	Castrol India Ltd. (India)	141,264

		500,603

	Construction & Farm Machinery & Heavy Trucks 2.3%
5,598	Eicher Motors Ltd. (India)	310,864

	Consumer Finance 5.8%
116,749	Mahindra & Mahindra Financial Services Ltd. (India)	510,807
16,031	Shriram City Union Finance Ltd. (India)	271,927

		782,734

	Diversified Banks 8.5%
10,180	Axis Bank Ltd. (India)	227,532
288,998	City Union Bank Ltd. (India)	268,694
49,009	IndusInd Bank Ltd. (India)	384,732
33,236	Yes Bank Ltd. (India)	258,561

		1,139,519

	Diversified Chemicals 3.0%
15,752	BASF India Ltd. (India)	147,116
56,577	Pidilite Industries Ltd. (India)	253,252

		400,368

	Electrical Components & Equipment 1.8%
56,513	Amara Raja Batteries Ltd. (India)	243,741

	Fertilizers & Agricultural Chemicals 1.4%
76,897	Rallis India Ltd. (India)	182,521

	Footwear 1.5%
14,315	Bata India Ltd. (India)	201,783

	Heavy Electrical Equipment 1.4%
46,884	TD Power Systems Ltd. (India)	181,974

	Household Appliances 2.2%
4,399	Hawkins Cookers Ltd. (India)	160,637
2,409	TTK Prestige Ltd. (India)	128,507

		289,144

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Industrial Machinery 2.8%
24,594	Cummins India Ltd. (India)	$188,309
4,076	FAG Bearings India Ltd. (India)	97,354
9,962	SKF India Ltd. (India)	87,005

		372,668

	Internet Retail 1.5%
14,490	MakeMyTrip Ltd.* (India)	206,772

	IT Consulting & Other Services 5.9%
14,406	CMC Ltd. (India)	310,653
5,403	Cognizant Technology Solutions Corp., Class A*	338,282
11,108	HCL Technologies Ltd. (India)	144,502

		793,437

	Life Sciences Tools & Services 1.1%
8,824	Divi’s Laboratories Ltd. (India)	147,450

	Other Diversified Financial Services 1.8%
20,255	Kotak Mahindra Bank Ltd. (India)	246,809

	Packaged Foods & Meats 3.9%
11,400	Britannia Industries Ltd. (India)	127,947
2,750	GlaxoSmithKline Consumer Healthcare Ltd. (India)	242,537
1,905	Nestlé India Ltd. (India)	155,798

		526,282

	Personal Products 8.5%
28,600	Bajaj Corp. Ltd. (India)	118,876
10,647	Colgate-Palmolive India Ltd. (India)	243,273
85,177	Dabur India Ltd. (India)	223,603
23,309	Godrej Consumer Products Ltd. (India)	318,697
35,685	Marico Ltd. (India)	124,725
2,410	Procter & Gamble Hygiene & Health Care Ltd. (India)	111,932

		1,141,106

	Pharmaceuticals 9.1%
11,046	Cadila Healthcare Ltd. (India)	143,686
25,468	Glenmark Pharmaceuticals Ltd. (India)	233,851
34,894	IPCA Laboratories Ltd. (India)	384,025
34,496	Lupin Ltd. (India)	452,904

		1,214,466

	Publishing 1.3%
44,686	D.B. Corp. Ltd. (India)	180,248

	Restaurants 2.4%
18,193	Jubilant Foodworks Ltd.* (India)	320,846

	Specialized Finance 1.2%
8,662	CRISIL Ltd. (India)	161,798

	Specialty Chemicals 1.7%
2,957	Asian Paints Ltd. (India)	230,141

	Systems Software 1.8%
116,059	KPIT Cummins Infosystems Ltd. (India)	238,270

	Thrifts & Mortgage Finance 7.3%
126,223	Gruh Finance Ltd. (India)	484,182
24,303	Housing Development Finance Corp. Ltd. (India)	354,576

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
33,817	LIC Housing Finance Ltd. (India)	$144,772

		983,530

	Total Common Stocks (cost $12,169,668)	12,844,838

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.0%

	Repurchase Agreement 4.0%
$541,232	Repurchase Agreement dated 6/28/13, 0.01% due 7/1/13 with State Street Bank and Trust Co. collateralized by $555,000 of United States Treasury Notes 0.375% due 11/15/15; value: $553,861; repurchase proceeds: $541,233 (cost $541,232)	$541,232

	Total Short-Term Investments (cost $541,232)	541,232

	Total Investments (cost $12,710,900) 99.8%	13,386,070
	Other Assets less Liabilities 0.2%	25,349

	NET ASSETS 100.0%	$13,411,419

	*Non-income producing. See Notes to Schedules of Investments.

At June 30, 2013, Wasatch Emerging India Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
India	97.4
United States	2.6

Total	100.0%

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX) – Schedule of Investments

June 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 93.9%

	Casinos & Gaming 5.9%
160,818	Galaxy Entertainment Group Ltd.* (Hong Kong)	$784,746
307,712	SJM Holdings Ltd. (Hong Kong)	741,054

		1,525,800

	Construction & Engineering 3.1%
88,714	Promotora y Operadora de Infraestructura S.A.B. de C.V.* (Mexico)	814,157

	Construction Materials 5.7%
114,581	Cemex Latam Holdings S.A.* (Colombia)	763,196
416,027	PT Semen Indonesia Persero Tbk (Indonesia)	716,782

		1,479,978

	Department Stores 2.3%
20,800	Lojas Renner S.A. (Brazil)	599,671

	Distributors 2.9%
35,561	Imperial Holdings Ltd. (South Africa)	753,121

	Diversified Banks 15.9%
5,290,693	Banco de Chile (Chile)	763,627
656,759	Bank of Ayudhya Public Co. Ltd. (Thailand)	751,731
5,383	Credicorp Ltd. (Peru)	688,809
89,708	IndusInd Bank Ltd. (India)	704,228
256,576	Metropolitan Bank & Trust (Philippines)	659,258
69,454	Turkiye Halk Bankasi A.S. (Turkey)	588,425

		4,156,078

	Drug Retail 2.6%
70,240	Raia Drogasil S.A. (Brazil)	685,570

	Food Retail 11.7%
31,772	BIM Birlesik Magazalar A.S. (Turkey)	688,172
555,918	CP ALL Public Co. Ltd. (Thailand)	699,043
3,571	Magnit (Russia)	822,721
44,232	Shoprite Holdings Ltd. (South Africa)	828,022

		3,037,958

	Health Care Facilities 3.1%
211,121	Life Healthcare Group Holdings Ltd. (South Africa)	798,958

	Household Products 2.6%
1,412	LG Household & Health Care Ltd. (Korea)	689,896

	Hypermarkets & Super Centers 2.5%
77,086	Big C Supercenter Public Co. Ltd. (Thailand)	463,535
31,300	Big C Supercenter Public Co. Ltd. NVDR (Thailand)	188,214

		651,749

	Life & Health Insurance 2.8%
155,259	Sanlam Ltd. (South Africa)	720,736

	Marine Ports & Services 2.8%
357,796	International Container Terminal Services, Inc. (Philippines)	720,561

	Multi-Sector Holdings 2.2%
538,900	First Pacific Co. Ltd. (Hong Kong)	576,653

	Packaged Foods & Meats 2.6%
17,724	M Dias Branco S.A. (Brazil)	667,202

	Personal Products 5.5%
30,639	Colgate-Palmolive India Ltd. (India)	700,070
53,384	Godrej Consumer Products Ltd. (India)	729,903

		1,429,973

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Pharmaceuticals 6.4%
60,408	Lupin Ltd. (India)	$793,106
6,047,184	PT Kalbe Farma Tbk (Indonesia)	877,375

		1,670,481

	Real Estate Operating Companies 4.8%
27,684	Multiplan Empreendimentos Imobiliarios S.A. (Brazil)	646,374
1,591,689	SM Prime Holdings, Inc. (Philippines)	600,568

		1,246,942

	Soft Drinks 3.1%
28,356	Coca-Cola Icecek A.S. (Turkey)	815,482

	Specialty Chemicals 2.7%
9,178	Asian Paints Ltd. (India)	714,316

	Wireless Telecommunication Services 2.7%
1,362,715	PT Tower Bersama Infrastructure Tbk* (Indonesia)	713,967

	Total Common Stocks (cost $25,750,515)	24,469,249

Principal Amount		Value
	SHORT-TERM INVESTMENTS 5.6%

	Repurchase Agreement 5.6%
$1,459,014	Repurchase Agreement dated 6/28/13, 0.01% due 7/1/13 with State Street Bank and Trust Co. collateralized by $1,495,000 of United States Treasury Notes 0.375% due 11/15/15; value: $1,491,932; repurchase proceeds: $1,459,015 (cost $1,459,014)	$1,459,014

	Total Short-Term Investments (cost $1,459,014)	1,459,014

	Total Investments (cost $27,209,529) 99.5%	25,928,263
	Other Assets less Liabilities 0.5%	118,462

	NET ASSETS 100.0%	$26,046,725

	*Non-income producing. NVDR Non-Voting Depositary Receipt. See Notes to Schedules of Investments.

At June 30, 2013, Wasatch Emerging Markets Select Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	10.6
Chile	3.1
Colombia	3.1
Hong Kong	8.6
India	14.9
Indonesia	9.4
Korea	2.8
Mexico	3.3
Peru	2.8
Philippines	8.1
Russia	3.4
South Africa	12.7
Thailand	8.6
Turkey	8.6

Total	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments

June 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 97.7%

	Airport Services 2.4%
5,214,384	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.* (Mexico)	$17,092,187
4,604,425	TAV Havalimanlari Holding A.S. (Turkey)	26,960,646

		44,052,833

	Apparel Retail 1.8%
1,310,032	Mr Price Group Ltd. (South Africa)	17,807,826
42,675,865	Trinity Ltd. (China)	14,800,051

		32,607,877

	Apparel, Accessories & Luxury Goods 1.6%
14,437	LPP S.A. (Poland)	28,467,202

	Application Software 0.5%
590,900	Linx S.A. (Brazil)	9,590,154

	Asset Management & Custody Banks 0.8%
1,412,806	CETIP S.A. – Mercados Organizados (Brazil)	14,547,478

	Brewers 1.1%
3,372,187	Guinness Anchor Berhad (Malaysia)	20,343,056

	Cable & Satellite 2.4%
630,702	KT Skylife Co. Ltd. (Korea)	20,819,986
94,764,680	PT MNC Sky Vision Tbk* (Indonesia)	22,437,985

		43,257,971

	Commercial Printing 0.7%
856,800	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A (Brazil)	12,607,782

	Commodity Chemicals 2.3%
5,666,913	Berger Paints India Ltd. (India)	21,809,390
3,456,628	Castrol India Ltd. (India)	19,070,349

		40,879,739

	Computer & Electronics Retail 1.0%
2,376,706	M Video OJSC (Russia)	17,236,823

	Computer Storage & Peripherals 0.9%
478,500	KONA I Co. Ltd. (Korea)	15,795,674

	Construction & Engineering 1.8%
3,616,249	Promotora y Operadora de Infraestructura S.A.B. de C.V.* (Mexico)	33,187,497

	Construction & Farm Machinery & Heavy Trucks 1.3%
680,572	Turk Traktor ve Ziraat Makineleri A.S. (Turkey)	23,980,566

	Construction Materials 3.7%
7,111,757	Lafarge Malayan Berhad (Malaysia)	22,914,286
93,579,777	PT Holcim Indonesia Tbk (Indonesia)	23,100,297
14,931,895	Union Andina de Cementos S.A.A. (Peru)	20,395,831

		66,410,414

	Consumer Finance 2.9%
8,931,790	Mahindra & Mahindra Financial Services Ltd. (India)	39,078,930
1,177,231	Shriram Transport Finance Co., Ltd. (India)	14,124,791

		53,203,721

	Department Stores 0.7%
18,435,727	PT Mitra Adiperkasa Tbk (Indonesia)	13,002,528

	Distributors 0.7%
15,740,273	Dah Chong Hong Holdings Ltd. (China)	12,520,626

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Diversified Banks 6.8%
13,618,600	EastWest Banking Corp.* (Philippines)	$9,410,074
2,500,197	IndusInd Bank Ltd. (India)	19,627,125
18,958,945	PT Bank Tabungan Pensiunan Nasional Tbk* (Indonesia)	7,927,418
7,963,151	Security Bank Corp. (Philippines)	27,871,029
12,110,608	Tisco Financial Group Public Co. Ltd. (Thailand)	16,009,509
31,334	Tisco Financial Group Public Co. Ltd. NVDR (Thailand)	41,422
21,887,294	Turkiye Sinai Kalkinma Bankasi A.S. (Turkey)	21,662,166
2,617,131	Yes Bank Ltd. (India)	20,360,112

		122,908,855

	Diversified Chemicals 1.4%
5,755,066	Pidilite Industries Ltd. (India)	25,761,002

	Diversified REITs 1.1%
5,692,800	Fibra Uno Administracion S.A. de C.V. (Mexico)	19,103,842

	Drug Retail 1.6%
2,564,900	Brazil Pharma S.A.* (Brazil)	11,863,884
3,202,895	Clicks Group Ltd. (South Africa)	17,932,488

		29,796,372

	Electronic Components 0.5%
517,000	Partron Co. Ltd. (Korea)	8,420,122

	Electronic Equipment & Instruments 0.2%
2,221,365	Chroma ATE, Inc. (Taiwan)	3,779,975

	Environmental & Facilities Services 1.5%
3,559,100	Cleanaway Co. Ltd. (Taiwan)	27,194,084

	Food Distributors 1.1%
1,179,713	Bizim Toptan Satis Magazalari A.S. (Turkey)	19,194,750

	Food Retail 1.9%
1,972,116	Eurocash S.A. (Poland)	34,849,542

	Footwear 1.0%
1,351,350	Bata India Ltd. (India)	19,048,521

	General Merchandise Stores 0.9%
3,663,026	Taiwan FamilyMart Co. Ltd. (Taiwan)	17,049,552

	Health Care Facilities 3.6%
14,807,743	KPJ Healthcare Berhad (Malaysia)	32,104,143
4,297,390	Life Healthcare Group Holdings Ltd. (South Africa)	16,262,879
1,201,948	MD Medical Group Investments plc GDR (Russia)	17,428,246

		65,795,268

	Health Care Supplies 2.6%
1,800,604	St. Shine Optical Co. Ltd. (Taiwan)	46,800,925

	Home Improvement Retail 2.1%
61,227,233	Home Product Center Public Co. Ltd. (Thailand)	22,702,343
217,140,110	PT Ace Hardware Indonesia Tbk (Indonesia)	16,189,792

		38,892,135

	Hotels, Resorts & Cruise Lines 2.3%
52,250,831	Minor International Public Co. Ltd. (Thailand)	41,780,449

	Hypermarkets & Super Centers 3.1%
956,038	Inretail Peru Corp.* (Peru)	17,686,703
1,580,987	O’Key Group S.A. GDR (Russia)	17,865,153
25,545,501	Puregold Price Club, Inc. (Philippines)	21,465,317

		57,017,173

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Industrial Conglomerates 1.0%
1,431,151	Yazicilar Holding A.S. (Turkey)	$17,501,445

	Industrial Machinery 0.6%
2,447,657	Airtac International Group (Taiwan)	11,678,454

	IT Consulting & Other Services 1.7%
10,774,602	Sonda S.A. (Chile)	31,399,844

	Leisure Products 1.7%
5,099,562	Merida Industry Co. Ltd. (Taiwan)	30,286,678

	Life & Health Insurance 1.4%
11,903,244	Bangkok Life Assurance Public Co. Ltd. NVDR (Thailand)	24,562,554

	Life Sciences Tools & Services 0.8%
835,804	Divi’s Laboratories Ltd. (India)	13,966,401

	Managed Health Care 1.1%
2,598,831	Qualicorp S.A.* (Brazil)	19,800,394

	Marine Ports & Services 2.1%
945,159	Global Ports Investments plc GDR (Russia)	12,580,066
13,036,004	International Container Terminal Services, Inc. (Philippines)	26,253,064

		38,833,130

	Metal & Glass Containers 0.8%
6,418,500	Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	15,033,823

	Oil & Gas Exploration & Production 2.1%
4,098,494	Afren plc* (Nigeria)	8,066,148
627,958	Coastal Energy Co.* (Thailand)	8,205,437
2,501,080	Gran Tierra Energy, Inc.* (Colombia)	15,031,491
1,741,200	Parex Resources, Inc.* (Colombia)	6,827,261

		38,130,337

	Other Diversified Financial Services 1.0%
565,096	Intergroup Financial Services Corp. (Peru)	18,648,168

	Packaged Foods & Meats 7.6%
3,233,362	AVI Ltd. (South Africa)	19,398,475
3,371,717	Biostime International Holdings Ltd. (China)	18,822,080
293,684	GlaxoSmithKline Consumer Healthcare Ltd. (India)	25,901,521
7,888,777	Standard Foods Corp. (Taiwan)	24,952,656
1,860,521	Ulker Biskuvi Sanayi A.S. (Turkey)	13,497,056
12,559,085	Universal Robina Corp. (Philippines)	36,339,945

		138,911,733

	Paper Packaging 0.8%
23,716,486	Greatview Aseptic Packaging Co. Ltd. (China)	14,676,422

	Personal Products 1.2%
941,760	Colgate-Palmolive India Ltd. (India)	21,518,245

	Pharmaceuticals 0.2%
397,362	IPCA Laboratories Ltd. (India)	4,373,155

	Railroads 0.8%
1,017,945	Globaltrans Investment plc GDR (Russia)	13,986,564

	Real Estate Operating Companies 2.5%
1,816,900	Iguatemi Empresa de Shopping Centers S.A. (Brazil)	18,003,950
12,915,807	Parque Arauco S.A. (Chile)	28,229,883

		46,233,833

	Regional Banks 1.7%
5,694,000	Banregio Grupo Financiero S.A.B. de C.V. (Mexico)	30,060,529

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Restaurants 0.8%
854,970	Jubilant Foodworks Ltd.* (India)	$15,077,973

	Retail REITs 1.2%
38,523,928	CapitaMalls Malaysia Trust (Malaysia)	21,337,830

	Soft Drinks 1.0%
6,791,929	Organizacion Cultiba S.A.B. de C.V. (Mexico)	18,192,971

	Specialized Finance 2.6%
10,271,788	Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	25,525,678
9,074,200	Chailease Holding Co. Ltd. (Taiwan)	21,435,834

		46,961,512

	Specialty Stores 1.9%
35,638,575	Sa Sa International Holdings Ltd. (China)	35,148,789

	Thrifts & Mortgage Finance 1.1%
4,593,695	LIC Housing Finance Ltd. (India)	19,665,730

	Trucking 0.8%
1,346,100	Tegma Gestao Logistica (Brazil)	15,050,055

	Wireless Telecommunication Services 0.9%
31,647,332	PT Tower Bersama Infrastructure Tbk* (Indonesia)	16,580,970

	Total Common Stocks (cost $1,571,784,117)	1,776,702,047

	PREFERRED STOCKS 1.8%

	Construction & Farm Machinery & Heavy Trucks 0.9%
2,672,315	Marcopolo S.A. Pfd. (Brazil)	15,336,460

	Footwear 0.9%
2,621,872	Alpargatas S.A. Pfd. (Brazil)	17,044,562

	Total Preferred Stocks (cost $25,566,243)	32,381,022

	Total Investments (cost $1,597,350,360) 99.5%	1,809,083,069
	Other Assets less Liabilities 0.5%	9,493,630

	NET ASSETS 100.0%	$1,818,576,699

	*Non-income producing. GDR Global Depositary Receipt. NVDR Non-Voting Depositary Receipt. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At June 30, 2013, Wasatch Emerging Markets Small Cap Fund’s investments were in the following countries:

COUNTRY	%
Brazil	7.4
Chile	3.3
China	5.3
Colombia	1.2
India	15.4
Indonesia	5.5
Korea	2.5
Malaysia	5.3
Mexico	7.9
Nigeria	0.4
Peru	3.1
Philippines	6.7
Poland	3.5
Russia	4.4
South Africa	4.0
Taiwan	11.0
Thailand	6.3
Turkey	6.8

Total	100.0%

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments

June 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 96.9%

	Advertising 0.0%
110,600	Scan Group Ltd. (Kenya)	$78,632

	Air Freight & Logistics 1.3%
3,319,401	Agility Public Warehousing Co. KSC (Kuwait)	7,214,824
1,092,946	Aramex PJSC (United Arab Emirates)	734,969

		7,949,793

	Apparel Retail 0.7%
312,490	Mr Price Group Ltd. (South Africa)	4,247,810

	Automotive Retail 0.9%
204,662	Kolao Holdings (Korea)	5,277,611

	Brewers 18.4%
70,889	Brasseries Maroc (Morocco)	20,750,470
1,321,873	Carlsberg Brewery Malaysia Berhad (Malaysia)	6,401,221
4,712,627	Delta Corp. Ltd. (Zimbabwe)	6,597,678
6,619,463	East African Breweries Ltd. (Kenya)	26,230,972
817,400	Florida Ice & Farm Co. S.A.* (Costa Rica)	2,284,269
262,581	Guinness Anchor Berhad (Malaysia)	1,584,046
127,775	Guinness Ghana Breweries Ltd. (Ghana)	278,210
6,735,481	Guinness Nigeria plc (Nigeria)	10,567,573
2,060,443	Lion Brewery Ceylon plc (Sri Lanka)	6,241,373
5,600	Namibia Breweries Ltd. (Namibia)	7,917
21,578,106	Nigerian Breweries plc (Nigeria)	20,724,434
169,670	SABMiller plc (United Kingdom)	8,218,787
6,852	Union de Cervecerias Peruanas Backus y Johnston S.A.A. (Peru)	40,344

		109,927,294

	Building Products 0.8%
4,183,800	Al Anwar Ceramic Tile Co. (Oman)	4,814,087

	Casinos & Gaming 2.3%
17,732,682	NagaCorp Ltd. (Cambodia)	13,854,015

	Commodity Chemicals 0.2%
115,800	Berger Paints Bangladesh Ltd. (Bangladesh)	1,064,845
27,000	Paints & Chemical Industries Co. S.A.E. (Egypt)	148,206

		1,213,051

	Construction & Engineering 0.7%
1,103,850	Grana y Montero S.A. (Peru)	4,368,580

	Construction Materials 3.9%
1,896,460	Bamburi Cement Co. Ltd. (Kenya)	4,752,202
8,219,030	Lafarge Cement WAPCO Nigeria plc (Nigeria)	4,247,822
8,720,950	Lafarge Republic, Inc. (Philippines)	2,260,987
5,641,700	Lucky Cement Ltd. (Pakistan)	11,850,405

		23,111,416

	Consumer Finance 0.5%
10,963,288	Letshego Holdings Ltd. (Botswana)	2,943,917

	Department Stores 1.4%
2,951,376	Parkson Retail Asia Ltd. (Malaysia)	3,840,362
674,593	Woolworths Holdings Ltd. (South Africa)	4,384,868

		8,225,230

	Distillers & Vintners 1.7%
286,884	Distell Group Ltd. (South Africa)	3,530,319
4,230,100	Distilleries Co. of Sri Lanka plc (Sri Lanka)	6,260,807

		9,791,126

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Diversified Banks 11.2%
141,150	Attijariwafa Bank (Morocco)	$5,419,153
7,056,200	Barclays Bank of Kenya Ltd. (Kenya)	1,295,281
805,346	BBVA Banco Continental S.A. (Peru)	1,832,437
15,136,477	Commercial Bank of Ceylon plc (Sri Lanka)	13,464,964
12,948,800	Equity Bank Ltd. (Kenya)	4,716,201
785,075	Guaranty Trust Bank plc GDR (Nigeria)	5,267,853
14,285,295	Kenya Commercial Bank Ltd. (Kenya)	6,160,325
2,878,825	MCB Bank Ltd. (Pakistan)	7,023,465
3,291,007	National Bank of Ras Al-Khaimah (United Arab Emirates)	5,487,924
126,092,227	Stanbic Bank Uganda Ltd.* (Uganda)	1,215,698
121,533,450	Zenith Bank plc (Nigeria)	14,805,650

		66,688,951

	Diversified Chemicals 0.6%
195,548	Omnia Holdings Ltd. (South Africa)	3,618,818

	Food Retail 3.1%
1,500,000	Cargills Ceylon plc (Sri Lanka)	1,926,764
2,965,200	OK Zimbabwe* (Zimbabwe)	653,530
1,178,039	Philippine Seven Corp. (Philippines)	2,481,517
720,134	Shoprite Holdings Ltd. (South Africa)	13,480,892

		18,542,703

	Footwear 0.7%
49,400	Bata Shoe Co. Bangladesh Ltd. (Bangladesh)	354,196
709,840	Forus S.A. (Chile)	4,047,842

		4,402,038

	General Merchandise Stores 0.1%
163,076	Aeon Co. M Berhad (Malaysia)	763,895

	Household Appliances 0.0%
62,812	Singer Bangladesh Ltd. (Bangladesh)	162,210

	Household Products 2.8%
6,769	PT Unilever Indonesia Tbk (Indonesia)	20,972
886,770	Unilever Ghana Ltd. (Ghana)	6,596,171
28,763,459	Unilever Nigeria plc (Nigeria)	10,285,684

		16,902,827

	Hypermarkets & Super Centers 1.7%
6,000	Almacenes Exito S.A. (Colombia)	99,911
116,994	PriceSmart, Inc. (Costa Rica)	10,252,184

		10,352,095

	Industrial Conglomerates 0.8%
2,950,951	Innscor Africa Ltd. (Zimbabwe)	2,685,956
1,076,215	John Keells Holdings plc (Sri Lanka)	2,079,802

		4,765,758

	Industrial Gases 0.1%
71,000	Linde Bangladesh Ltd. (Bangladesh)	530,891

	Marine Ports & Services 1.5%
378,600	DP World Ltd. (United Arab Emirates)	5,868,300
1,619,398	International Container Terminal Services, Inc. (Philippines)	3,261,288

		9,129,588

	Oil & Gas Exploration & Production 1.1%
1,306,310	Pakistan Oilfields Ltd. (Pakistan)	6,551,243

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Oil & Gas Refining & Marketing 1.2%
3,215,119	Chevron Lubricants Lanka plc (Sri Lanka)	$7,273,467

	Packaged Foods & Meats 23.9%
8,975,645	Agthia Group PJSC (United Arab Emirates)	7,721,931
1,633,633	Alicorp S.A. (Peru)	5,490,463
39,963,643	Cadbury Nigeria plc (Nigeria)	14,015,429
15,581	Centrale Laitiere (Morocco)	2,754,745
6,651,700	Dairibord Holdings Ltd. (Zimbabwe)	1,729,442
104,300	Dutch Lady Milk Industries Berhad (Malaysia)	1,552,203
4,289,355	Engro Foods Ltd.* (Pakistan)	6,143,046
1,295,986	FAN Milk Ltd. (Ghana)	3,702,817
2,001,500	Grupo Herdez S.A.B. de C.V. (Mexico)	6,349,215
302,000	Grupo Nutresa S.A. (Colombia)	3,768,508
6,571,846	Juhayna Food Industries (Egypt)	8,707,098
244,385	Kinh Do Corp. (Vietnam)	540,517
3,649	Ledo dd* (Croatia)	4,934,010
517,172	National Foods Holdings* (Zimbabwe)	1,267,123
201,094	Nestlé Lanka plc (Sri Lanka)	2,991,582
74,400	Nestlé Malaysia Berhad (Malaysia)	1,577,718
4,062,667	Nestlé Nigeria plc (Nigeria)	24,246,020
6,776	Nestlé Pakistan Ltd. (Pakistan)	442,585
4,242,500	PT Indofood CBP Sukses Makmur Tbk (Indonesia)	5,214,962
928,714	Ulker Biskuvi Sanayi A.S. (Turkey)	6,737,309
2,323,808	Universal Robina Corp. (Philippines)	6,723,981
4,162,500	Viet Nam Dairy Products JSC (Vietnam)	25,911,342
29,000	Vinacafe Bien Hoa JSC (Vietnam)	273,520

		142,795,566

	Personal Products 0.1%
23,552	Colgate-Palmolive Pakistan Ltd. (Pakistan)	434,114
41,100	Marico Bangladesh Ltd. (Bangladesh)	252,610

		686,724

	Pharmaceuticals 2.5%
2,024,735	Abbott Laboratories Pakistan Ltd. (Pakistan)	6,714,998
498,470	DHG Pharmaceutical JSC (Vietnam)	2,045,126
333,900	Egyptian International Pharmaceutical Industrial Co. (Egypt)	1,953,401
3,013,512	GlaxoSmithKline Consumer Nigeria plc (Nigeria)	1,149,558
1,685,500	GlaxoSmithKline Pakistan Ltd. (Pakistan)	2,038,693
300,000	Traphaco JSC (Vietnam)	1,188,399

		15,090,175

	Publishing 0.4%
743,422	Nation Media Group Ltd. (Kenya)	2,608,042

	Restaurants 2.4%
1,915,530	Kuwait Foods Americana (Kuwait)	14,236,367

	Soft Drinks 2.0%
241,909	Coca-Cola Icecek A.S. (Turkey)	6,956,991
36,456,973	Pepsi-Cola Products Philippines, Inc. (Philippines)	4,835,613

		11,792,604

	Specialized Finance 0.9%
70,577,365	Bolsa de Valores de Colombia (Colombia)	1,043,031
1,749,400	Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	4,347,307

		5,390,338

	Specialty Chemicals 0.3%
4,319,941	Chemical and Allied Products plc (Nigeria)	1,432,892

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Tobacco 3.2%
239,050	British American Tobacco Bangladesh Co. Ltd. (Bangladesh)	$3,275,159
971,903	British American Tobacco Kenya Ltd. (Kenya)	6,513,336
1,181,855	Ceylon Tobacco Co. plc (Sri Lanka)	9,063,305

		18,851,800

	Wireless Telecommunication Services 3.5%
6,107,921	Econet Wireless Zimbabwe Ltd.* (Zimbabwe)	4,031,228
215,294,100	Safaricom Ltd. (Kenya)	16,561,084

		20,592,312

	Total Common Stocks (cost $547,693,742)	578,963,866

	PARTICIPATION NOTES 1.0%

	Restaurants 1.0%
191,123	Herfy Food Services Co., HSBC Bank, 10/8/15 (Saudi Arabia)	6,064,646

	Total Participation Notes (cost $6,186,637)	6,064,646

	SHORT-TERM INVESTMENTS 1.9%

	Repurchase Agreement 1.9%

Principal Amount		Value
$11,191,962	Repurchase Agreement dated 6/28/13, 0.01% due 7/1/13 with State Street Bank and Trust Co. collateralized by $11,440,000 of United States Treasury Notes 0.375% due 11/15/15; value: $11,416,525; repurchase proceeds: $11,191,971 (cost $11,191,962)	$11,191,962

	Total Short-Term Investments (cost $11,191,962)	11,191,962

	Total Investments (cost $565,072,341) 99.8%	596,220,474
	Other Assets less Liabilities 0.2%	920,843

	NET ASSETS 100.0%	$597,141,317

	*Non-income producing. GDR Global Depositary Receipt. See Notes to Schedules of Investments.

At June 30, 2013, Wasatch Frontier Emerging Small Countries Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Bangladesh	1.0
Botswana	0.5
Cambodia	2.4
Chile	0.7
Colombia	0.8
Costa Rica	2.1
Croatia	0.8
Egypt	1.9
Ghana	1.8
Indonesia	0.9
Kenya	11.8
Korea	0.9
Kuwait	3.7
Malaysia	2.7
Mexico	1.8
Morocco	5.0
Namibia	<0.1
Nigeria	18.3
Oman	0.8
Pakistan	7.0
Peru	2.0
Philippines	3.4
Saudi Arabia	1.0
South Africa	5.0
Sri Lanka	8.4
Turkey	2.3
Uganda	0.2
United Arab Emirates	3.4
United Kingdom	1.4
Vietnam	5.1
Zimbabwe	2.9

Total	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments

June 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 98.5%

	Advertising 1.8%
138,619	REA Group Ltd. (Australia)	$3,487,989

	Apparel Retail 0.6%
87,240	Mr Price Group Ltd. (South Africa)	1,185,891

	Apparel, Accessories & Luxury Goods 1.8%
113,200	Salvatore Ferragamo Italia S.p.A. (Italy)	3,524,791

	Application Software 2.9%
570,175	Diligent Board Member Services, Inc.* (New Zealand)	3,000,944
23,410	Ultimate Software Group, Inc.*	2,745,759

		5,746,703

	Asset Management & Custody Banks 4.5%
505,800	Aberdeen Asset Management plc (United Kingdom)	2,942,543
13,902	Affiliated Managers Group, Inc.*	2,279,094
7,996	Partners Group Holding AG (Switzerland)	2,163,081
49,871	SEI Investments Co.	1,417,833

		8,802,551

	Biotechnology 2.3%
481,201	Abcam plc (United Kingdom)	3,316,469
40,000	Seattle Genetics, Inc.*	1,258,400

		4,574,869

	Casinos & Gaming 1.0%
2,596,800	NagaCorp Ltd. (Cambodia)	2,028,802

	Commercial Printing 0.6%
118,516	InnerWorkings, Inc.*	1,285,899

	Commodity Chemicals 1.1%
395,600	Castrol India Ltd. (India)	2,182,540

	Computer Storage & Peripherals 0.6%
86,569	Fusion-io, Inc.*	1,232,743

	Construction & Engineering 1.5%
331,000	Promotora y Operadora de Infraestructura S.A.B. de C.V.* (Mexico)	3,037,695

	Construction Materials 2.1%
382,300	Cemex Latam Holdings S.A.* (Colombia)	2,546,406
641,000	PT Indocement Tunggal Prakarsa Tbk (Indonesia)	1,579,088

		4,125,494

	Consumer Finance 3.7%
96,131	DFC Global Corp.*	1,327,569
671,044	Mahindra & Mahindra Financial Services Ltd. (India)	2,935,994
20,488	Portfolio Recovery Associates, Inc.*	3,147,572

		7,411,135

	Data Processing & Outsourced Services 3.8%
81,700	GMO Payment Gateway, Inc. (Japan)	1,742,571
28,294	Syntel, Inc.	1,778,844
145,491	Wirecard AG (Germany)	3,958,534

		7,479,949

	Diversified Banks 3.0%
310,800	IndusInd Bank Ltd. (India)	2,439,852
473,835	Security Bank Corp. (Philippines)	1,658,422
240,064	Yes Bank Ltd. (India)	1,867,591

		5,965,865

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Diversified Support Services 1.3%
85,562	Copart, Inc.*	$2,635,310

	Drug Retail 2.2%
258,500	Clicks Group Ltd. (South Africa)	1,447,299
29,100	Cosmos Pharmaceutical Corp. (Japan)	2,943,570

		4,390,869

	Electrical Components & Equipment 1.0%
47,338	Polypore International, Inc.*	1,907,721

	Electronic Equipment & Instruments 1.0%
106,367	Oxford Instruments plc (United Kingdom)	1,954,363

	Electronic Manufacturing Services 1.0%
31,320	IPG Photonics Corp.	1,902,064

	Environmental & Facilities Services 0.8%
64,819	Tetra Tech, Inc.*	1,523,895

	Health Care Equipment 1.7%
216,708	Elekta AB, Class B (Sweden)	3,299,974

	Health Care Facilities 1.9%
45,485	Ensign Group, Inc. (The)	1,601,982
587,735	Life Healthcare Group Holdings Ltd. (South Africa)	2,224,202

		3,826,184

	Health Care Services 2.3%
23,160	Catamaran Corp.* (Canada)	1,128,355
47,504	CorVel Corp.*	1,390,442
40,450	IPC The Hospitalist Co., Inc.*	2,077,512

		4,596,309

	Health Care Technology 1.0%
22,500	athenahealth, Inc.*	1,906,200

	Hypermarkets & Super Centers 1.3%
29,100	PriceSmart, Inc. (Costa Rica)	2,550,033

	Industrial Machinery 3.6%
31,170	Graco, Inc.	1,970,256
39,255	IDEX Corp.	2,112,311
73,529	Rotork plc (United Kingdom)	2,983,610

		7,066,177

	Internet Retail 3.6%
99,080	MakeMyTrip Ltd.* (India)	1,413,871
188,900	Start Today Co. Ltd. (Japan)	3,692,167
90,037	Yoox S.p.A.* (Italy)	1,934,249

		7,040,287

	Internet Software & Services 3.0%
121,768	Envestnet, Inc.*	2,995,493
35,495	SPS Commerce, Inc.*	1,952,225
20,415	Vistaprint N.V.*	1,007,888

		5,955,606

	Leisure Facilities 1.0%
40,380	Life Time Fitness, Inc.*	2,023,442

	Life & Health Insurance 1.0%
236,465	Discovery Ltd. (South Africa)	2,005,939

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Life Sciences Tools & Services 2.2%
41,835	Covance, Inc.*	$3,185,317
63,979	Fluidigm Corp.*	1,117,073

		4,302,390

	Marine Ports & Services 1.8%
1,749,866	International Container Terminal Services, Inc. (Philippines)	3,524,036

	Oil & Gas Equipment & Services 2.2%
6,900	Core Laboratories N.V.	1,046,454
38,818	ShawCor Ltd. (Canada)	1,535,357
60,900	TGS-NOPEC Geophysical Co. ASA (Norway)	1,767,975

		4,349,786

	Oil & Gas Exploration & Production 2.6%
676,266	Afren plc* (Nigeria)	1,330,943
76,072	Coastal Energy Co.* (Thailand)	994,022
202,252	Gran Tierra Energy, Inc.* (Colombia)	1,215,534
144,133	Zhaikmunai L.P. GDR (Kazakhstan)	1,585,463

		5,125,962

	Packaged Foods & Meats 3.3%
36,646	Calbee, Inc. (Japan)	3,474,272
33,629	GlaxoSmithKline Consumer Healthcare Ltd. (India)	2,965,916

		6,440,188

	Personal Products 0.8%
34,818	Herbalife Ltd.	1,571,685

	Pharmaceuticals 4.0%
311,500	IPCA Laboratories Ltd. (India)	3,428,204
224,200	Lupin Ltd. (India)	2,943,556
34,914	Questcor Pharmaceuticals, Inc.	1,587,191

		7,958,951

	Publishing 1.2%
72,260	Rightmove plc (United Kingdom)	2,288,589

	Real Estate Operating Companies 1.0%
83,500	Multiplan Empreendimentos Imobiliarios S.A. (Brazil)	1,949,582

	Regional Banks 1.0%
23,037	Signature Bank*	1,912,532

	Research & Consulting Services 1.2%
22,546	IHS, Inc., Class A*	2,353,351

	Restaurants 1.8%
348,114	Domino’s Pizza Group plc (United Kingdom)	3,547,255

	Semiconductors 2.4%
28,534	Hittite Microwave Corp.*	1,654,972
43,000	Microchip Technology, Inc.	1,601,750
34,818	Power Integrations, Inc.	1,412,218

		4,668,940

	Soft Drinks 1.9%
134,047	Coca-Cola Icecek A.S. (Turkey)	3,855,019

	Specialty Stores 2.7%
34,618	Hibbett Sports, Inc.*	1,921,299
3,466,300	Sa Sa International Holdings Ltd. (China)	3,418,662

		5,339,961

	Systems Software 1.8%
29,201	Sourcefire, Inc.*	1,622,116
129,000	Totvs S.A. (Brazil)	2,034,898

		3,657,014

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Trading Companies & Distributors 3.3%
156,660	MonotaRO Co. Ltd. (Japan)	$3,814,893
33,870	MSC Industrial Direct Co., Inc., Class A	2,623,570

		6,438,463

	Trucking 3.3%
26,700	J.B. Hunt Transport Services, Inc.	1,928,808
150,940	Knight Transportation, Inc.	2,538,811
51,352	Old Dominion Freight Line, Inc.*	2,137,270

		6,604,889

	Wireless Telecommunication Services 1.0%
3,884,500	PT Tower Bersama Infrastructure Tbk* (Indonesia)	2,035,204

	Total Common Stocks (cost $145,592,966)	194,581,086

	WARRANTS 0.0%

	Health Care Equipment 0.0%
40,000	Cardica, Inc., expiring 9/29/14* *** †	2,000

	Total Warrants (cost $5,000)	2,000

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.6%

	Repurchase Agreement 1.6%
$3,063,028	Repurchase Agreement dated 6/28/13, 0.01% due 7/1/13 with State Street Bank and Trust Co. collateralized by $3,160,000 of United States Treasury Notes 0.250% due 5/15/16; value: $3,128,400; repurchase proceeds: $3,063,030 (cost $3,063,028)	$3,063,028

	Total Short-Term Investments (cost $3,063,028)	3,063,028

	Total Investments (cost $148,660,994) 100.1%	197,646,114
	Liabilities less Other Assets (0.1%)	(229,772)

	NET ASSETS 100.0%	$197,416,342

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2013, Wasatch Global Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	1.8
Brazil	2.0
Cambodia	1.0
Canada	1.4
China	1.8
Colombia	1.9
Costa Rica	1.3
Germany	2.0
India	10.4
Indonesia	1.9
Italy	2.8
Japan	8.0
Kazakhstan	0.8
Mexico	1.6
New Zealand	1.5
Nigeria	0.7
Norway	0.9
Philippines	2.7
South Africa	3.5
Sweden	1.7
Switzerland	1.1
Thailand	0.5
Turkey	2.0
United Kingdom	8.8
United States	37.9

Total	100.0%

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments

June 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 95.8%

	Aerospace & Defense 1.9%
14,267	TransDigm Group, Inc.	$2,236,638

	Air Freight & Logistics 3.3%
25,563	CH Robinson Worldwide, Inc.	1,439,453
61,612	Expeditors International of Washington, Inc.	2,341,872

		3,781,325

	Airlines 1.6%
58,463	Spirit Airlines, Inc.*	1,857,369

	Apparel Retail 3.8%
48,458	Ross Stores, Inc.	3,140,563
31,343	Urban Outfitters, Inc.*	1,260,615

		4,401,178

	Application Software 2.4%
37,089	ANSYS, Inc.*	2,711,206

	Asset Management & Custody Banks 5.8%
133,852	SEI Investments Co.	3,805,412
38,659	T. Rowe Price Group, Inc.	2,827,906

		6,633,318

	Automobile Manufacturers 0.5%
5,076	Tesla Motors, Inc.*	545,315

	Automotive Retail 1.0%
10,016	O’Reilly Automotive, Inc.*	1,128,002

	Biotechnology 0.5%
18,621	Seattle Genetics, Inc.*	585,817

	Communications Equipment 2.1%
15,465	F5 Networks, Inc.*	1,063,992
90,173	Riverbed Technology, Inc.*	1,403,092

		2,467,084

	Computer Storage & Peripherals 1.1%
89,027	Fusion-io, Inc.*	1,267,744

	Data Processing & Outsourced Services 2.8%
18,089	Alliance Data Systems Corp.*	3,274,652

	Distributors 3.5%
156,964	LKQ Corp.*	4,041,823

	Diversified Chemicals 1.7%
32,902	FMC Corp.	2,008,996

	Diversified Support Services 3.5%
129,526	Copart, Inc.*	3,989,401

	Electrical Components & Equipment 1.4%
39,283	Polypore International, Inc.*	1,583,105

	Electronic Components 4.4%
64,659	Amphenol Corp., Class A	5,039,522

	Electronic Manufacturing Services 1.4%
25,982	IPG Photonics Corp.	1,577,887

	Health Care Equipment 2.1%
53,062	St. Jude Medical, Inc.	2,421,219

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Health Care Services 2.8%
66,813	Catamaran Corp.* (Canada)	$3,255,129

	Health Care Supplies 1.0%
31,155	Align Technology, Inc.*	1,153,981

	Industrial Machinery 2.1%
45,487	IDEX Corp.	2,447,655

	IT Consulting & Other Services 4.6%
83,782	Cognizant Technology Solutions Corp., Class A*	5,245,591

	Leisure Facilities 1.2%
28,017	Life Time Fitness, Inc.*	1,403,932

	Life Sciences Tools & Services 3.1%
46,616	Covance, Inc.*	3,549,342

	Oil & Gas Equipment & Services 4.2%
24,539	CARBO Ceramics, Inc.	1,654,665
21,321	Core Laboratories N.V.	3,233,543

		4,888,208

	Oil & Gas Exploration & Production 2.6%
151,310	Ultra Petroleum Corp.*	2,998,964

	Personal Products 1.6%
41,934	Herbalife Ltd.	1,892,901

	Regional Banks 2.9%
40,344	Signature Bank*	3,349,359

	Research & Consulting Services 4.0%
43,653	IHS, Inc., Class A*	4,556,500

	Restaurants 3.0%
62,830	Tim Hortons, Inc. (Canada)	3,400,988

	Semiconductors 6.8%
36,326	Linear Technology Corp.	1,338,250
110,400	Microchip Technology, Inc.	4,112,400
57,676	Silicon Laboratories, Inc.*	2,388,363

		7,839,013

	Specialized Finance 3.9%
19,902	IntercontinentalExchange, Inc.*	3,537,779
407,902	Power Finance Corp. Ltd. (India)	988,781

		4,526,560

	Specialty Stores 1.0%
26,119	GNC Holdings, Inc., Class A	1,154,721

	Trading Companies & Distributors 3.5%
51,843	MSC Industrial Direct Co., Inc., Class A	4,015,759

	Trucking 2.1%
33,890	J.B. Hunt Transport Services, Inc.	2,448,214

	Wireless Telecommunication Services 0.6%
108,344	NII Holdings, Inc.*	722,654

	Total Common Stocks (cost $81,289,579)	110,401,072

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.8%

	Repurchase Agreement 4.8%
$5,483,834	Repurchase Agreement dated 6/28/13, 0.01% due 7/1/13 with State Street Bank and Trust Co. collateralized by $5,610,000 of United States Treasury Notes 0.375% due 11/15/15; value: $5,598,488; repurchase proceeds: $5,483,839 (cost $5,483,834)	$5,483,834

	Total Short-Term Investments (cost $5,483,834)	5,483,834

	Total Investments (cost $86,773,413) 100.6%	115,884,906
	Liabilities less Other Assets (0.6%)	(743,323)

	NET ASSETS 100.0%	$115,141,583

	*Non-income producing. See Notes to Schedules of Investments.

At June 30, 2013, Wasatch Heritage Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	6.0
India	0.9
United States	93.1

Total	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments

June 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 95.1%

	Advertising 1.8%
778,425	REA Group Ltd.‡ (Australia)	$19,587,055

	Apparel Retail 1.7%
459,620	United Arrows Ltd. (Japan)	19,194,246

	Apparel, Accessories & Luxury Goods 2.1%
731,166	Salvatore Ferragamo Italia S.p.A. (Italy)	22,766,850

	Application Software 4.2%
333,845	Aveva Group plc (United Kingdom)	11,435,915
605,331	Computer Modelling Group Ltd. (Canada)	13,359,625
4,104,359	Diligent Board Member Services, Inc.* (New Zealand)	21,602,056

		46,397,596

	Asset Management & Custody Banks 3.6%
3,013,419	Aberdeen Asset Management plc‡ (United Kingdom)	17,530,874
9,209,014	ARA Asset Management Ltd. (Singapore)	12,636,477
904,445	CETIP S.A. – Mercados Organizados (Brazil)	9,312,952

		39,480,303

	Automotive Retail 0.5%
486,626	ARB Corp. Ltd. (Australia)	5,070,448

	Biotechnology 2.6%
4,161,988	Abcam plc (United Kingdom)	28,684,695

	Casinos & Gaming 1.4%
19,257,249	NagaCorp Ltd. (Cambodia)	15,045,114

	Construction Materials 2.1%
2,098,040	Cemex Latam Holdings S.A.* (Colombia)	13,974,523
3,633,216	PT Indocement Tunggal Prakarsa Tbk (Indonesia)	8,950,341

		22,924,864

	Consumer Finance 1.4%
3,607,328	Mahindra & Mahindra Financial Services Ltd. (India)	15,783,008

	Data Processing & Outsourced Services 3.2%
244,366	GMO Payment Gateway, Inc. (Japan)	5,212,058
1,097,329	Wirecard AG (Germany)	29,856,243

		35,068,301

	Diversified Banks 1.0%
3,107,353	Security Bank Corp. (Philippines)	10,875,736

	Diversified Support Services 0.8%
505,836	NAC Co. Ltd. (Japan)	8,403,844

	Drug Retail 2.0%
222,686	Cosmos Pharmaceutical Corp. (Japan)	22,525,489

	Electronic Equipment & Instruments 3.7%
1,351,314	Halma plc (United Kingdom)	10,340,175
384,270	LPKF Laser & Electronics AG (Germany)	5,965,147
822,636	Oxford Instruments plc (United Kingdom)	15,114,930
410,935	Renishaw plc (United Kingdom)	9,655,055

		41,075,307

	General Merchandise Stores 0.8%
310,752	Seria Co. Ltd. (Japan)	9,358,095

	Gold 0.4%
403,845	Alamos Gold, Inc. (Canada)	4,896,489

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Health Care Equipment 1.6%
1,145,192	Elekta AB, Class B (Sweden)	$17,438,691

	Health Care Supplies 0.6%
51,029	Sartorius Stedim Biotech (France)	6,673,096

	Health Care Technology 2.7%
625,791	EMIS Group plc (United Kingdom)	7,353,962
10,129	M3, Inc. (Japan)	22,736,801

		30,090,763

	Homefurnishing Retail 1.0%
782,046	Dunelm Group plc (United Kingdom)	11,255,231

	Household Products 2.6%
360,036	Pigeon Corp.‡ (Japan)	28,656,334

	Hypermarkets & Super Centers 1.1%
132,668	PriceSmart, Inc.‡ (Costa Rica)	11,625,697

	Industrial Machinery 3.1%
18,520	Rational AG (Germany)	6,206,501
686,824	Rotork plc‡ (United Kingdom)	27,869,479

		34,075,980

	Internet Retail 6.1%
323,083	ASOS plc* (United Kingdom)	19,861,167
1,296,618	Start Today Co. Ltd. (Japan)	25,343,196
2,519,126	Webjet Ltd. (Australia)	10,246,040
544,769	Yoox S.p.A.* (Italy)	11,703,176

		67,153,579

	Internet Software & Services 4.6%
2,071,888	carsales.com Ltd. (Australia)	17,857,643
556,520	Infomart Corp. (Japan)	11,006,486
731,138	Kakaku.com, Inc. (Japan)	22,282,932

		51,147,061

	Leisure Products 1.5%
2,750,984	Merida Industry Co. Ltd. (Taiwan)	16,338,299

	Life & Health Insurance 1.1%
1,479,333	Discovery Ltd. (South Africa)	12,549,220

	Marine Ports & Services 1.7%
9,195,268	International Container Terminal Services, Inc. (Philippines)	18,518,248

	Multi-Sector Holdings 2.3%
23,678,289	First Pacific Co. Ltd.‡ (Hong Kong)	25,337,106

	Oil & Gas Drilling 1.2%
345,613	Eurasia Drilling Co. Ltd. GDR (Russia)	12,901,733

	Oil & Gas Equipment & Services 2.8%
97,762	Schoeller-Bleckmann Oilfield Equipment AG (Austria)	9,959,112
266,045	ShawCor Ltd. (Canada)	10,522,798
377,143	TGS-NOPEC Geophysical Co. ASA (Norway)	10,948,763

		31,430,673

	Oil & Gas Exploration & Production 3.2%
3,437,635	Afren plc* (Nigeria)	6,765,528
469,948	Coastal Energy Co.* (Thailand)	6,140,743
1,293,027	Gran Tierra Energy, Inc.* ‡ (Colombia)	7,771,092
1,266,606	Premier Oil plc (United Kingdom)	6,411,923
703,667	Zhaikmunai L.P. GDR (Kazakhstan)	7,740,337

		34,829,623

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Packaged Foods & Meats 5.4%
222,653	Calbee, Inc. (Japan)	$21,108,909
4,768,990	Super Group Ltd. (Singapore)	16,735,937
18,437,934	Vitasoy International Holdings Ltd.‡ (Hong Kong)	22,273,089

		60,117,935

	Pharmaceuticals 0.7%
807,585	Glenmark Pharmaceuticals Ltd. (India)	7,415,377

	Property & Casualty Insurance 0.8%
3,543,375	Qualitas Controladora S.A.B. de C.V.** (Mexico)	8,471,972

	Publishing 1.9%
653,089	Rightmove plc (United Kingdom)	20,684,366

	Real Estate Operating Companies 1.1%
523,275	Multiplan Empreendimentos Imobiliarios S.A. (Brazil)	12,217,574

	Research & Consulting Services 2.6%
214,293	DKSH Holding AG (Switzerland)	17,612,192
208,155	Nihon M&A Center, Inc. (Japan)	11,597,372

		29,209,564

	Restaurants 2.7%
821,091	Domino’s Pizza Enterprises Ltd. (Australia)	8,382,829
2,142,107	Domino’s Pizza Group plc (United Kingdom)	21,827,906

		30,210,735

	Soft Drinks 2.1%
815,742	Coca-Cola Icecek A.S. (Turkey)	23,459,689

	Specialty Chemicals 1.7%
209,006	Hexpol AB (Sweden)	13,635,642
207,500	Victrex plc (United Kingdom)	4,868,975

		18,504,617

	Specialty Stores 3.4%
5,727,665	L’Occitane International S.A. (Luxembourg)	15,396,155
22,207,707	Sa Sa International Holdings Ltd.‡ (China)	21,902,503

		37,298,658

	Thrifts & Mortgage Finance 0.8%
2,391,588	Gruh Finance Ltd. (India)	9,173,959

	Trading Companies & Distributors 1.4%
622,297	MonotaRO Co. Ltd. (Japan)	15,153,814

	Total Common Stocks (cost $913,210,443)	1,049,077,034

Principal Amount		Value
	SHORT-TERM INVESTMENTS 5.9%

	Repurchase Agreement 5.9%
$65,142,434	Repurchase Agreement dated 6/28/13, 0.01% due 7/1/13 with State Street Bank and Trust Co. collateralized by $65,710,000 of United States Treasury Notes 1.250% due 3/15/14; value: $66,447,463; repurchase proceeds: $65,142,488‡ (cost $65,142,434)	$65,142,434

	Total Short-Term Investments (cost $65,142,434)	65,142,434

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Total Investments (cost $978,352,877) 101.0%	$1,114,219,468
	Liabilities less Other Assets (1.0%)	(11,062,697)

	NET ASSETS 100.0%	$1,103,156,771

Contracts		Net Unrealized Depreciation
	FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS SHORT 0.6%
18,700,000,000 JPY	USD, State Street Bank and Trust Co., settlement date 11/21/13, (cost $181,562,212 value $188,572,643)	$(7,010,431)

	Total Forward Foreign Currency Exchange Contracts Short (cost $181,562,212 value $188,572,643)	(7,010,431)

*Non-income producing.

**Common units.

‡All or a portion of this security has been designated as collateral for forward foreign currency exchange contracts. (see Note 4).

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2013, Wasatch International Growth Fund’s investments, excluding short-term investments and forward foreign currency exchange contracts, were in the following countries:

COUNTRY	%
Australia	5.8
Austria	1.0
Brazil	2.1
Cambodia	1.4
Canada	2.7
China	2.1
Colombia	2.1
Costa Rica	1.1
France	0.6
Germany	4.0
Hong Kong	4.5
India	3.1
Indonesia	0.9
Italy	3.3
Japan	21.2
Kazakhstan	0.7
Luxembourg	1.5
Mexico	0.8
New Zealand	2.1
Nigeria	0.6
Norway	1.0
Philippines	2.8
Russia	1.2
Singapore	2.8
South Africa	1.2
Sweden	3.0
Switzerland	1.7
Taiwan	1.6
Thailand	0.6
Turkey	2.2
United Kingdom	20.3

Total	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments

June 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 95.6%

	Apparel Retail 2.7%
2,247,700	Giordano International Ltd. (Hong Kong)	$1,967,600
8,321,590	Padini Holdings Berhad (Malaysia)	4,977,941

		6,945,541

	Apparel, Accessories & Luxury Goods 2.7%
36,300	Page Industries Ltd. (India)	2,498,393
163,206	Ted Baker plc (United Kingdom)	4,216,549

		6,714,942

	Application Software 2.4%
163,000	Computer Modelling Group Ltd. (Canada)	3,597,402
1,539,295	Technology One Ltd. (Australia)	2,518,379

		6,115,781

	Auto Parts & Equipment 0.8%
69,407	WABCO India Ltd. (India)	2,000,744

	Biotechnology 1.1%
384,178	Abcam plc (United Kingdom)	2,647,780

	Brewers 4.0%
362,475	Carlsberg Brewery Malaysia Berhad (Malaysia)	1,755,299
131,213	Olvi Oyj, Class A (Finland)	4,585,927
43,357	Royal UNIBREW A/S (Denmark)	3,812,170

		10,153,396

	Building Products 1.8%
1,309,651	Dynasty Ceramic Public Co. Ltd. (Thailand)	2,691,931
88,827	Kajaria Ceramics Ltd. (India)	356,504
4,414,015	PT Arwana Citramulia Tbk (Indonesia)	1,423,159

		4,471,594

	Commodity Chemicals 3.8%
1,224,627	Berger Paints India Ltd. (India)	4,713,037
765	Sniezka S.A. (Poland)	10,453
130,700	Tikkurila Oyj (Finland)	2,950,661
764,500	Yung Chi Paint & Varnish Manufacturing Co. Ltd. (Taiwan)	1,862,083

		9,536,234

	Construction & Engineering 0.3%
17,300	Badger Daylighting Ltd. (Canada)	816,306

	Construction & Farm Machinery & Heavy Trucks 0.9%
41,645	Eicher Motors Ltd. (India)	2,312,603

	Construction Materials 0.8%
6,997,973	Diamond Building Products Public Co. Ltd. (Thailand)	2,132,221

	Data Processing & Outsourced Services 1.2%
80,000	GMO Payment Gateway, Inc. (Japan)	1,706,312
49,380	Wirecard AG (Germany)	1,343,536

		3,049,848

	Department Stores 2.3%
1,921,057	Parkson Retail Asia Ltd. (Malaysia)	2,499,700
955,300	Poya Co. Ltd. (Taiwan)	3,410,533

		5,910,233

	Diversified Banks 1.1%
4,170,000	EastWest Banking Corp.* (Philippines)	2,881,354

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Diversified Support Services 0.5%
371,000	Vicom Ltd. (Singapore)	$1,375,104

	Drug Retail 1.6%
60,900	Kusuri No Aoki Co. Ltd. (Japan)	4,012,755

	Electrical Components & Equipment 1.1%
648,140	Amara Raja Batteries Ltd. (India)	2,795,428

	Food Distributors 1.9%
15,475,200	Premier Marketing Public Co. Ltd. (Thailand)	4,889,794

	Food Retail 6.7%
3,179,000	BreadTalk Group Ltd. (Singapore)	2,168,554
3,735,100	Convenience Retail Asia Ltd. (Hong Kong)	2,648,461
1,872,009	Philippine Seven Corp. (Philippines)	3,943,352
3,230,000	PT Sumber Alfaria Trijaya Tbk (Indonesia)	2,196,725
116,712	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	5,472,150
1,164,000	Sheng Siong Group Ltd. (Singapore)	601,254

		17,030,496

	Footwear 0.5%
97,195	Bata India Ltd. (India)	1,370,053

	General Merchandise Stores 1.6%
98,972	Seria Co. Ltd. (Japan)	2,980,477
104,000	Watts Co. Ltd. (Japan)	1,028,946

		4,009,423

	Health Care Facilities 1.1%
659,532	KPJ Healthcare Berhad (Malaysia)	1,429,908
562,788	Raffles Medical Group Ltd. (Singapore)	1,393,600

		2,823,508

	Health Care Supplies 1.4%
138,500	St. Shine Optical Co. Ltd. (Taiwan)	3,599,863

	Home Improvement Retail 0.7%
139,513	Cashbuild Ltd. (South Africa)	1,872,525

	Household Products 3.2%
3,776,200	DSG International Thailand Public Co. Ltd. (Thailand)	1,327,119
83,762	Pigeon Corp. (Japan)	6,666,866

		7,993,985

	Industrial Machinery 2.3%
61,700	FAG Bearings India Ltd. (India)	1,473,688
854,171	Howden Africa Holdings Ltd. (South Africa)	3,103,192
132,047	SKF India Ltd. (India)	1,153,259

		5,730,139

	Internet Retail 2.2%
51,400	Oisix, Inc.* (Japan)	1,941,967
529,300	Webjet Ltd. (Australia)	2,152,822
68,969	Yoox S.p.A.* (Italy)	1,481,649

		5,576,438

	Internet Software & Services 2.5%
138,000	Infomart Corp. (Japan)	2,729,273
169,633	iomart Group plc (United Kingdom)	696,059
57,255	Kakaku.com, Inc. (Japan)	1,744,964
189,400	Macromill, Inc. (Japan)	1,120,123

		6,290,419

	IT Consulting & Other Services 1.6%
731,925	EOH Holdings Ltd. (South Africa)	3,915,487

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Marine Ports & Services 0.3%
244,381	Veripos, Inc. (Norway)	$739,605

	Metal & Glass Containers 0.8%
119,158	Winpak Ltd. (Canada)	2,046,921

	Office Services & Supplies 1.9%
92,804	Adel Kalemcilik Ticaret ve Sanayi A.S. (Turkey)	2,656,901
15,625,000	PT Astra Graphia Tbk (Indonesia)	2,267,003

		4,923,904

	Oil & Gas Refining & Marketing 1.6%
12,619	Hankook Shell Oil Co. Ltd. (Korea)	4,132,486

	Packaged Foods & Meats 18.4%
4,489	Agro Tech Foods Ltd. (India)	40,788
620,702	Cloetta AB, Class B* (Sweden)	1,677,247
956,730	Clover Industries Ltd. (South Africa)	1,607,552
4,267,500	Del Monte Pacific Ltd. (Singapore)	2,456,745
81,100	Dutch Lady Milk Industries Berhad (Malaysia)	1,206,938
1,069,300	Grupo Herdez S.A.B. de C.V. (Mexico)	3,392,064
219,700	Hup Seng Industries Berhad (Malaysia)	274,668
2,000,520	Malee Sampran Factory Public Co. Ltd. (Thailand)	2,193,058
4,115,000	Oldtown Berhad (Malaysia)	3,581,658
421,856	Petra Foods Ltd. (Indonesia)	1,257,534
471,561	Pinar Sut Mamulleri Sanayii A.S. (Turkey)	3,946,270
1,687,712	PT Nippon Indosari Corpindo Tbk (Indonesia)	1,334,865
50,628,962	RFM Corp. (Philippines)	5,812,955
832,415	Standard Foods Corp. (Taiwan)	2,632,977
1,700,800	Super Group Ltd. (Singapore)	5,968,661
1,910,000	TAT Konserve Sanayii A.S.* (Turkey)	2,761,303
121,000	Vigor Alimentos S.A. (Brazil)	356,757
3,743,120	Vitasoy International Holdings Ltd. (Hong Kong)	4,521,702
6,770	Wawel S.A. (Poland)	1,589,680

		46,613,422

	Photographic Products 0.5%
14,147,500	PT Modern Internasional Tbk (Indonesia)	1,339,914

	Regional Banks 0.7%
345,400	Banregio Grupo Financiero S.A.B. de C.V. (Mexico)	1,823,482

	Research & Consulting Services 2.2%
100,800	Nihon M&A Center, Inc. (Japan)	5,616,080

	Restaurants 9.1%
29,500	B-R31 Ice Cream Co. Ltd. (Japan)	1,292,882
313,067	Domino’s Pizza Enterprises Ltd. (Australia)	3,196,220
450,900	Fairwood Holdings Ltd. (Hong Kong)	930,098
667,638	Famous Brands Ltd. (South Africa)	6,400,005
208,300	Hiday Hidaka Corp. (Japan)	4,321,089
38,600	Monogatari Corp. (The) (Japan)	1,347,529
1,988,137	Spur Corp. Ltd. (South Africa)	5,495,406

		22,983,229

	Soft Drinks 2.7%
216,500	Corp. Lindley S.A. (Peru)	233,465
1,455,100	Hey Song Corp. (Taiwan)	1,883,750
34,660,932	Pepsi-Cola Products Philippines, Inc. (Philippines)	4,597,388
95,500	Power Root Berhad (Malaysia)	64,987

		6,779,590

	Specialty Chemicals 1.0%
673,719	DuluxGroup Ltd. (Australia)	2,592,430

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Tires & Rubber 0.4%
199,183	Goodyear India Ltd. (India)	$1,007,227

	Tobacco 0.8%
39,988	Godfrey Phillips India Ltd. (India)	1,924,538

	Trading Companies & Distributors 0.4%
33,727	Indutrade AB (Sweden)	1,044,795

	Total Common Stocks (cost $197,302,320)	242,541,617

Principal Amount		Value
	SHORT-TERM INVESTMENTS 5.1%

	Repurchase Agreement 5.1%
$13,054,972	Repurchase Agreement dated 6/28/13, 0.01% due 7/1/13 with State Street Bankand Trust Co. collateralized by $11,135,000of United States Treasury Bonds 7.250%due 5/15/16; value: $13,320,244; repurchase proceeds: $13,054,983 (cost $13,054,972)	$13,054,972

	Total Short-Term Investments (cost $13,054,972)	13,054,972

	Total Investments (cost $210,357,292) 100.7%	255,596,589
	Liabilities less Other Assets (0.7%)	(1,796,404)

	NET ASSETS 100.0%	$253,800,185

	*Non-income producing.

	See Notes to Schedules of Investments.

At June 30, 2013, Wasatch International Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	4.3
Brazil	0.1
Canada	2.7
Denmark	1.6
Finland	3.1
Germany	0.6
Hong Kong	4.1
India	8.9
Indonesia	4.0
Israel	2.3
Italy	0.6
Japan	15.1
Korea	1.7
Malaysia	6.5
Mexico	2.1
Norway	0.3
Peru	0.1
Philippines	7.1
Poland	0.7
Singapore	5.8
South Africa	9.2
Sweden	1.1
Taiwan	5.5
Thailand	5.5
Turkey	3.9
United Kingdom	3.1

Total	100.0%

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX) – Schedule of Investments

June 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 92.2%

	Aerospace & Defense 3.5%
188,751	L-3 Communications Holdings, Inc.	$16,183,511
235,000	Raytheon Co.	15,538,200
195,000	Rockwell Collins, Inc.	12,364,950

		44,086,661

	Agricultural Products 1.7%
612,368	Archer Daniels Midland Co.	20,765,399

	Asset Management & Custody Banks 3.1%
85,000	BlackRock, Inc.	21,832,250
284,800	Northern Trust Corp.	16,489,920

		38,322,170

	Auto Parts & Equipment 1.6%
543,000	Johnson Controls, Inc.	19,433,970

	Automobile Manufacturers 1.7%
1,362,000	Ford Motor Co.	21,070,140

	Communications Equipment 1.5%
385,000	Harris Corp.	18,961,250

	Computer Hardware 1.9%
61,402	Apple, Inc.	24,320,104

	Construction & Farm Machinery & Heavy Trucks 1.1%
173,295	Deere & Co.	14,080,219

	Department Stores 1.1%
281,000	Macy’s, Inc.	13,488,000

	Drug Retail 3.3%
415,000	CVS Caremark Corp.	23,729,700
394,000	Walgreen Co.	17,414,800

		41,144,500

	Electric Utilities 3.1%
276,000	Duke Energy Corp.	18,630,000
246,000	NextEra Energy, Inc.	20,044,080

		38,674,080

	Electrical Components & Equipment 1.2%
269,348	Emerson Electric Co.	14,690,240

	Environmental & Facilities Services 1.7%
543,000	Waste Management, Inc.	21,899,190

	Fertilizers & Agricultural Chemicals 0.6%
210,000	Potash Corp. of Saskatchewan, Inc. (Canada)	8,007,300

	Food Distributors 1.5%
545,600	Sysco Corp.	18,637,696

	Gold 0.7%
523,000	Barrick Gold Corp. (Canada)	8,232,020

	Health Care Distributors 1.5%
166,314	McKesson Corp.	19,042,953

	Health Care Equipment 5.9%
368,000	Abbott Laboratories	12,835,840
200,000	C.R. Bard, Inc.	21,736,000
436,000	Medtronic, Inc.	22,440,920

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
232,000	Zimmer Holdings, Inc.	$17,386,080

		74,398,840

	Home Improvement Retail 1.0%
302,000	Lowe’s Cos., Inc.	12,351,800

	Household Products 1.8%
60,255	Energizer Holdings, Inc.	6,056,230
170,000	Kimberly-Clark Corp.	16,513,800

		22,570,030

	Hypermarkets & Super Centers 1.9%
319,000	Wal-Mart Stores, Inc.	23,762,310

	Industrial Machinery 1.0%
130,000	Parker Hannifin Corp.	12,402,000

	Insurance Brokers 1.5%
486,000	Marsh & McLennan Cos., Inc.	19,401,120

	Integrated Oil & Gas 1.7%
121,000	Chevron Corp.	14,319,140
77,000	Occidental Petroleum Corp.	6,870,710

		21,189,850

	Integrated Telecommunication Services 1.8%
629,000	AT&T, Inc.	22,266,600

	Investment Banking & Brokerage 1.8%
152,450	Goldman Sachs Group, Inc. (The)	23,058,062

	Life & Health Insurance 2.5%
346,000	MetLife, Inc.	15,832,960
511,000	Unum Group	15,008,070

		30,841,030

	Managed Health Care 1.6%
251,475	WellPoint, Inc.	20,580,714

	Multi-Line Insurance 2.0%
558,809	Loews Corp.	24,811,120

	Oil & Gas Drilling 1.5%
321,210	Ensco plc, Class A	18,668,725

	Oil & Gas Equipment & Services 3.2%
441,000	Halliburton Co.	18,398,520
321,616	National Oilwell Varco, Inc.	22,159,342

		40,557,862

	Oil & Gas Exploration & Production 4.6%
232,000	Anadarko Petroleum Corp.	19,935,760
215,000	ConocoPhillips	13,007,500
727,000	Marathon Oil Corp.	25,139,660

		58,082,920

	Oil & Gas Storage & Transportation 3.2%
783,000	Spectra Energy Corp.	26,982,180
393,000	Williams Cos., Inc. (The)	12,760,710

		39,742,890

	Other Diversified Financial Services 2.5%
583,000	JPMorgan Chase & Co.	30,776,570

	Packaged Foods & Meats 0.7%
158,000	Kraft Foods Group, Inc.	8,827,460

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Pharmaceuticals 5.3%
105,000	Johnson & Johnson	$9,015,300
424,000	Merck & Co., Inc.	19,694,800
647,000	Pfizer, Inc.	18,122,470
481,780	Teva Pharmaceutical Industries Ltd. ADR (Israel)	18,885,776

		65,718,346

	Property & Casualty Insurance 4.2%
519,000	Allstate Corp. (The)	24,974,280
337,735	Travelers Cos., Inc. (The)	26,991,781

		51,966,061

	Regional Banks 2.2%
377,000	PNC Financial Services Group, Inc.	27,490,840

	Semiconductors 2.3%
1,170,000	Intel Corp.	28,337,400

	Specialized REITs 1.7%
742,000	Weyerhaeuser Co.	21,139,580

	Systems Software 3.9%
336,100	Check Point Software Technologies Ltd.* (Israel)	16,697,448
934,000	Microsoft Corp.	32,251,020

		48,948,468

	Water Utilities 1.6%
478,000	American Water Works Co., Inc.	19,707,940

	Total Common Stocks (cost $792,627,899)	1,152,454,430

	LIMITED PARTNERSHIP INTEREST 1.2%

	Asset Management & Custody Banks 1.2%
557,000	Carlyle Group L.P. (The)	14,314,900

	Total Limited Partnership Interest (cost $16,590,803)	14,314,900

Principal Amount		Value
	SHORT-TERM INVESTMENTS 6.2%

	Repurchase Agreement 6.2%
$77,642,480	Repurchase Agreement dated 6/28/13, 0.01% due 7/1/13 with State Street Bank and Trust Co. collateralized by $75,605,000 of United States Treasury Notes 2.125% due 2/29/16; value: $79,196,238; repurchase proceeds: $77,642,544 (cost $77,642,480)	$77,642,480

	Total Short-Term Investments (cost $77,642,480)	77,642,480

	Total Investments (cost $886,861,182) 99.6%	1,244,411,810
	Other Assets less Liabilities 0.4%	5,257,777

	NET ASSETS 100.0%	$1,249,669,587

	*Non-income producing. ADR American Depositary Receipt.

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At June 30, 2013, Wasatch Large Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	1.4
Israel	3.0
United States	95.6

Total	100.0%

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments

June 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 77.5%

	Advertising 2.2%
3,064,118	Interpublic Group of Cos., Inc. (The)‡	$44,582,917

	Airlines 1.3%
2,094,900	Southwest Airlines Co.	27,003,261

	Apparel Retail 1.9%
1,007,600	American Eagle Outfitters, Inc.	18,398,776
607,452	ANN, Inc.*	20,167,406

		38,566,182

	Automobile Manufacturers 2.1%
1,304,300	General Motors Co.* ‡	43,446,233

	Automotive Retail 0.6%
1,126,430	Pep Boys-Manny, Moe & Jack (The)*	13,044,059

	Communications Equipment 2.5%
1,039,540	Cisco Systems, Inc.‡	25,271,217
419,500	QUALCOMM, Inc.	25,623,060

		50,894,277

	Computer Hardware 6.2%
224,199	Apple, Inc.‡	88,800,740
2,880,509	Silicon Graphics International Corp.* ‡ ‡‡	38,541,210

		127,341,950

	Construction & Engineering 1.0%
933,488	Aegion Corp.*	21,012,815

	Construction & Farm Machinery & Heavy Trucks 0.7%
185,653	Deere & Co.	15,084,306

	Data Processing & Outsourced Services 1.9%
1,030,176	Convergys Corp.	17,955,968
468,607	Global Payments, Inc.	21,705,876

		39,661,844

	Environmental & Facilities Services 1.2%
722,352	Republic Services, Inc.‡	24,516,627

	Fertilizers & Agricultural Chemicals 5.1%
105,000	CF Industries Holdings, Inc.	18,007,500
1,620,759	Mosaic Co. (The)‡	87,213,042

		105,220,542

	General Merchandise Stores 2.0%
597,689	Target Corp.‡	41,156,865

	Gold 1.0%
2,107,941	Yamana Gold, Inc. (Canada)	20,046,519

	Health Care Equipment 2.1%
173,125	Edwards Lifesciences Corp.*	11,634,000
352,900	Medtronic, Inc.‡	18,163,763
208,800	Stryker Corp.‡	13,505,184

		43,302,947

	Health Care Services 1.8%
611,201	Express Scripts Holding Co.* ‡	37,704,990

	Household Appliances 0.8%
434,294	iRobot Corp.*	17,271,872

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Insurance Brokers 1.2%
377,000	Aon plc	$24,259,950

	Life & Health Insurance 3.3%
672,700	MetLife, Inc.‡	30,782,752
1,261,961	Unum Group‡	37,063,795

		67,846,547

	Multi-Line Insurance 4.1%
1,920,712	Loews Corp.‡	85,279,613

	Oil & Gas Drilling 6.2%
464,100	Ensco plc, Class A	26,973,492
298,857	Helmerich & Payne, Inc.	18,663,620
861,260	Noble Corp.	32,366,151
1,659,816	Patterson-UTI Energy, Inc.‡	32,125,739
398,175	Unit Corp.*	16,954,291

		127,083,293

	Oil & Gas Equipment & Services 3.5%
992,700	Halliburton Co.‡	41,415,444
434,095	National Oilwell Varco, Inc.‡	29,909,146

		71,324,590

	Oil & Gas Exploration & Production 10.8%
1,851,705	Bill Barrett Corp.* ‡	37,441,475
316,418	ConocoPhillips	19,143,289
5,383,635	Denbury Resources, Inc.* ‡	93,244,558
340,123	Energen Corp.‡	17,774,828
1,279,031	Swift Energy Co.*	15,335,582
3,403,467	Talisman Energy, Inc. (Canada)	38,901,628

		221,841,360

	Other Diversified Financial Services 0.8%
345,270	Citigroup, Inc.‡	16,562,602

	Paper Products 0.8%
234,000	Domtar Corp.	15,561,000

	Pharmaceuticals 1.8%
330,800	Novartis AG ADR (Switzerland)	23,390,868
318,016	Questcor Pharmaceuticals, Inc.‡	14,457,007

		37,847,875

	Property & Casualty Insurance 1.9%
1,178,200	CNA Financial Corp.‡	38,432,884

	Semiconductors 1.4%
1,233,129	Intel Corp.	29,866,384

	Specialized Consumer Services 1.5%
542,014	Coinstar, Inc.* ‡	31,799,961

	Systems Software 3.9%
1,808,582	Microsoft Corp.‡	62,450,336
589,100	Oracle Corp.	18,097,152

		80,547,488

	Trucking 0.8%
949,900	Knight Transportation, Inc.	15,977,318

	Wireless Telecommunication Services 1.1%
779,500	Vodafone Group plc ADR (United Kingdom)	22,402,830

	Total Common Stocks (cost $1,395,525,340)	1,596,491,901

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 23.7%

	Repurchase Agreement 23.7%
$488,819,754	Repurchase Agreement dated 6/28/13, 0.01% due 7/1/13 with State Street Bank and Trust Co. collateralized by $479,855,000 of United States Treasury Notes 0.250% due 5/15/16; value: $7,761,600; United States Treasury Notes 0.625% due 5/31/17; value: $20,109,511; United States Treasury Notes 0.875% due 2/28/17; value: $2,999,889; United States Treasury Notes 0.875% due 4/30/17; value: $90,837,005; United States Treasury Notes 2.125% due 2/29/16; value: $356,390,925; United States Treasury Bonds 7.250% due 5/15/16; value: $20,497,744; repurchase proceeds: $488,820,161‡ (cost $488,819,754)	$488,819,754

	Total Short-Term Investments (cost $488,819,754)	488,819,754

	Total Investments (cost $1,884,345,094) 101.2%	2,085,311,655
	Liabilities less Other Assets (1.2%)	(24,147,078)

	NET ASSETS 100.0%	$2,061,164,577

Number of Contracts		Value
	CALL OPTIONS WRITTEN 0.2%

	Automobile Manufacturers 0.0%
1,909	General Motors Co., expiring 9/21/13, exercise price $31	$625,198

	Computer Hardware 0.0%
5,500	Silicon Graphics International Corp., expiring 9/21/13, exercise price $15	343,750

	Fertilizers & Agricultural Chemicals 0.0%
4,588	Mosaic Co. (The), expiring 9/21/13, exercise price $62.50	211,048

	Oil & Gas Exploration & Production 0.1%
1,974	Bill Barrett Corp., expiring 9/21/13, exercise price $17.50	720,510
1,406	Bill Barrett Corp., expiring 9/21/13, exercise price $22.50	140,600

		861,110

	Pharmaceuticals 0.1%
3,180	Questcor Pharmaceuticals, Inc., expiring 10/19/13, exercise price $46	1,590,000

	Specialized Consumer Services 0.0%
1,800	Coinstar, Inc., expiring 7/20/13, exercise price $60	234,000

	Systems Software 0.0%
3,187	Microsoft Corp., expiring 8/17/13, exercise price $34	449,367

	Total Call Options Written (premium $5,799,340)	4,314,473

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	SECURITIES SOLD SHORT 11.0%

	Apparel, Accessories & Luxury Goods 0.9%
292,442	Michael Kors Holdings Ltd.*	$18,137,253

	Application Software 0.9%
491,671	Salesforce.com, Inc.*	18,771,999

	Department Stores 0.8%
911,734	JC Penney Co., Inc.*	15,572,417

	Diversified Chemicals 0.7%
449,500	Dow Chemical Co. (The)	14,460,415

	Electric Utilities 0.3%
207,999	Exelon Corp.	6,423,009

	Integrated Oil & Gas 1.7%
376,978	Exxon Mobil Corp.	34,059,962

	Integrated Telecommunication Services 1.5%
595,707	Verizon Communications, Inc.	29,987,890

	IT Consulting & Other Services 0.2%
65,760	Accenture plc, Class A, Class A	4,732,090

	Restaurants 1.0%
317,600	Starbucks Corp.	20,799,624

	Retail REITs 0.7%
296,905	Regency Centers Corp.	15,085,743

	Specialty Stores 1.4%
409,736	Tiffany & Co.	29,845,170

	Tires & Rubber 0.9%
1,214,302	Goodyear Tire & Rubber Co. (The)*	18,566,678

	Total Securities Sold Short (proceeds $209,980,113)	226,442,250

	*Non-income producing.

	‡All or a portion of this security has been designated as collateral for short sales and call options written (see Notes 3, 4 and 5).

	‡‡Affiliated company (see Note 7).

	ADR American Depositary Receipt.

	REIT Real Estate Investment Trust.

	See Notes to Schedules of Investments.

At June 30, 2013, Wasatch Long/Short Fund’s investments, excluding short-term investments, call options written and securities sold short, were in the following countries:

COUNTRY	%
Canada	3.7
Switzerland	1.5
United Kingdom	1.4
United States	93.4

Total	100.0%

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments

June 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 97.6%

	Alternative Carriers 0.9%
335,611	inContact, Inc.*	$2,758,722

	Apparel Retail 3.9%
167,159	Body Central Corp.*	2,226,558
128,785	rue21, Inc.*	5,358,744
131,171	Zumiez, Inc.*	3,771,166

		11,356,468

	Apparel, Accessories & Luxury Goods 1.0%
43,510	Page Industries Ltd. (India)	2,994,630

	Application Software 12.7%
655,760	Diligent Board Member Services, Inc.* (New Zealand)	3,451,395
178,967	Ellie Mae, Inc.*	4,130,558
257,970	Exa Corp.*	2,657,091
125,646	Interactive Intelligence Group, Inc.*	6,483,334
134,910	PROS Holdings, Inc.*	4,040,555
60,422	RealPage, Inc.*	1,108,139
333,506	Tangoe, Inc.*	5,145,998
46,417	Tyler Technologies, Inc.*	3,181,885
59,526	Ultimate Software Group, Inc.*	6,981,805

		37,180,760

	Asset Management & Custody Banks 1.9%
28,538	Diamond Hill Investment Group, Inc.	2,427,157
17,126	Virtus Investment Partners, Inc.*	3,018,800

		5,445,957

	Automotive Retail 1.0%
61,597	Monro Muffler Brake, Inc.	2,959,736

	Biotechnology 3.4%
496,548	Abcam plc (United Kingdom)	3,422,242
68,513	ChemoCentryx, Inc.*	968,774
62,309	Esperion Therapeutics, Inc.*	878,557
245,141	Exact Sciences Corp.*	3,409,911
159,440	Sangamo Biosciences, Inc.*	1,245,226

		9,924,710

	Commercial Printing 1.6%
436,475	InnerWorkings, Inc.*	4,735,754

	Computer Storage & Peripherals 0.6%
290,211	Intevac, Inc.*	1,642,594

	Consumer Finance 4.3%
320,494	DFC Global Corp.*	4,426,022
132,803	Encore Capital Group, Inc.*	4,397,107
157,972	Regional Management Corp.*	3,949,300

		12,772,429

	Data Processing & Outsourced Services 3.9%
120,511	ExlService Holdings, Inc.*	3,562,305
239,302	Higher One Holdings, Inc.*	2,785,475
187,302	Wirecard AG (Germany)	5,096,133

		11,443,913

	Diversified Banks 1.6%
5,193,211	City Union Bank Ltd. (India)	4,828,354

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Electronic Manufacturing Services 0.7%
36,316	IPG Photonics Corp.	$2,205,471

	Environmental & Facilities Services 0.9%
185,549	Heritage-Crystal Clean, Inc.*	2,710,871

	General Merchandise Stores 1.5%
319,945	Gordmans Stores, Inc.*	4,354,451

	Health Care Distributors 0.9%
20,696	MWI Veterinary Supply, Inc.*	2,550,575

	Health Care Equipment 4.9%
75,688	Abaxis, Inc.	3,595,937
413,346	AtriCure, Inc.*	3,926,787
1,055,928	Cardica, Inc.*	1,172,080
189,909	Novadaq Technologies, Inc.* (Canada)	2,556,175
123,741	NuVasive, Inc.*	3,067,539

		14,318,518

	Health Care Facilities 2.1%
171,428	Ensign Group, Inc. (The)	6,037,694

	Health Care Services 5.3%
114,757	Bio-Reference Laboratories, Inc.*	3,299,264
227,436	CorVel Corp.*	6,657,052
106,790	IPC The Hospitalist Co., Inc.*	5,484,734

		15,441,050

	Health Care Technology 3.0%
41,625	Computer Programs and Systems, Inc.	2,045,453
171,289	HealthStream, Inc.*	4,337,037
159,434	Vocera Communications, Inc.*	2,343,680

		8,726,170

	Industrial Machinery 1.5%
69,083	Proto Labs, Inc.*	4,488,323

	Internet Retail 1.3%
190,380	CafePress, Inc.*	1,193,682
177,762	MakeMyTrip Ltd.* (India)	2,536,664

		3,730,346

	Internet Software & Services 11.0%
124,020	Angie’s List, Inc.*	3,292,731
144,956	Dealertrack Technologies, Inc.*	5,135,791
196,264	E2open, Inc.*	3,434,620
361,769	Envestnet, Inc.*	8,899,518
215,467	SciQuest, Inc.*	5,397,448
112,975	SPS Commerce, Inc.*	6,213,625

		32,373,733

	IT Consulting & Other Services 1.2%
392,834	ServiceSource International, Inc.*	3,661,213

	Leisure Products 1.1%
339,569	Black Diamond, Inc.*	3,191,949

	Life Sciences Tools & Services 2.8%
118,621	Fluidigm Corp.*	2,071,122
172,060	ICON plc* (Ireland)	6,096,086

		8,167,208

	Oil & Gas Equipment & Services 0.7%
120,093	Pason Systems, Inc. (Canada)	2,185,275

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Oil & Gas Exploration & Production 1.7%
171,506	Northern Oil and Gas, Inc.*	$2,287,890
395,525	Triangle Petroleum Corp.*	2,772,630

		5,060,520

	Pharmaceuticals 3.6%
322,840	Akorn, Inc.*	4,364,797
221,021	Cardiovascular Systems, Inc.*	4,685,645
208,663	Cempra, Inc.*	1,633,831

		10,684,273

	Regional Banks 1.6%
218,405	BBCN Bancorp, Inc.	3,105,719
107,394	Tristate Capital Holdings, Inc.*	1,476,668

		4,582,387

	Research & Consulting Services 0.9%
200,177	Franklin Covey Co.*	2,694,382

	Semiconductor Equipment 0.2%
300,450	STR Holdings, Inc.*	682,022

	Semiconductors 4.7%
141,635	Melexis N.V. (Belgium)	2,978,216
42,979	NVE Corp.*	2,012,277
446,669	O2Micro International Ltd. ADR* (China)	1,474,008
147,786	Power Integrations, Inc.	5,994,200
102,693	Volterra Semiconductor Corp.*	1,450,025

		13,908,726

	Specialized Finance 0.0%
154,000	Goldwater Bank, N.A.* *** † ‡‡	83,160

	Specialty Chemicals 0.4%
287,643	EcoSynthetix, Inc.* (Canada)	1,190,813

	Specialty Stores 1.9%
98,059	Hibbett Sports, Inc.*	5,442,275

	Systems Software 0.8%
70,258	FleetMatics Group plc* (Ireland)	2,334,673

	Thrifts & Mortgage Finance 1.0%
732,565	Gruh Finance Ltd. (India)	2,810,066

	Trading Companies & Distributors 2.5%
151,238	CAI International, Inc.*	3,564,680
178,820	Rush Enterprises, Inc., Class B*	3,848,206

		7,412,886

	Trucking 2.6%
202,845	Marten Transport Ltd.	3,178,581
54,337	Old Dominion Freight Line, Inc.*	2,261,506
69,984	Saia, Inc.*	2,097,421

		7,537,508

	Total Common Stocks (cost $186,491,115)	286,610,565

	WARRANTS 0.0%

	Biotechnology 0.0%
145,349	NeurogesX, Inc., expiring 7/22/16* *** †	—

	Health Care Equipment 0.0%
322,500	Cardica, Inc., expiring 9/29/14* *** †	16,125

	Total Warrants (cost $58,481)	16,125

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.7%

	Repurchase Agreement 3.7%
$10,816,270	Repurchase Agreement dated 6/28/13, 0.01% due 7/1/13 with State Street Bank and Trust Co. collateralized by $11,075,000 of United States Treasury Notes 0.250% due 9/15/15; value: $11,037,046; repurchase proceeds: $10,816,279 (cost $10,816,270)	$10,816,270

	Total Short-Term Investments (cost $10,816,270)	10,816,270

	Total Investments (cost $197,365,866) 101.3%	297,442,960
	Liabilities less Other Assets (1.3%)	(3,732,128)

	NET ASSETS 100.0%	$293,710,832

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

	‡‡Affiliated company (see Note 7).

	ADR American Depositary Receipt.

	See Notes to Schedules of Investments.

At June 30, 2013, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Belgium	1.0
Canada	2.1
China	0.5
Germany	1.8
India	4.6
Ireland	2.9
New Zealand	1.2
United Kingdom	1.2
United States	84.7

Total	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments

June 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 93.0%

	Aerospace & Defense 1.0%
135,000	CPI Aerostructures, Inc.*	$1,464,750

	Air Freight & Logistics 0.7%
55,000	Echo Global Logistics, Inc.*	1,071,950

	Airlines 1.5%
21,000	Allegiant Travel Co.	2,225,790

	Alternative Carriers 0.8%
256,331	ORBCOMM, Inc.*	1,150,926

	Apparel Retail 0.6%
73,000	Body Central Corp.*	972,360

	Apparel, Accessories & Luxury Goods 0.6%
35,000	Ted Baker plc (United Kingdom)	904,251

	Application Software 5.9%
100,000	ClickSoftware Technologies Ltd. (Israel)	834,000
165,000	Ebix, Inc.	1,527,900
30,000	ESI Group* (France)	897,828
65,000	Exa Corp.*	669,500
57,000	Interactive Intelligence Group, Inc.*	2,941,200
130,000	Tangoe, Inc.*	2,005,900

		8,876,328

	Asset Management & Custody Banks 0.9%
8,000	Virtus Investment Partners, Inc.*	1,410,160

	Auto Parts & Equipment 2.4%
38,000	Dorman Products, Inc.‡	1,733,940
99,000	Gentherm, Inc.*	1,838,430

		3,572,370

	Automotive Retail 2.7%
19,000	Delticom AG (Germany)	958,751
33,000	Lithia Motors, Inc., Class A	1,759,230
120,000	Pep Boys-Manny, Moe & Jack (The)*	1,389,600

		4,107,581

	Commercial Printing 1.9%
63,300	Ennis, Inc.	1,094,457
167,000	InnerWorkings, Inc.*	1,811,950

		2,906,407

	Communications Equipment 0.9%
20,000	Alliance Fiber Optic Products, Inc.	400,200
235,000	ShoreTel, Inc.*	947,050

		1,347,250

	Construction & Engineering 1.3%
65,000	Aegion Corp.*	1,463,150
32,300	Argan, Inc.	503,880

		1,967,030

	Construction Materials 2.5%
82,000	Caesarstone Sdot-Yam Ltd.* (Israel)	2,232,860
5,000,000	Diamond Building Products Public Co. Ltd. (Thailand)	1,523,456

		3,756,316

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Consumer Finance 3.5%
109,000	DFC Global Corp.*	$1,505,290
63,000	Encore Capital Group, Inc.*	2,085,930
70,000	Regional Management Corp.*	1,750,000

		5,341,220

	Data Processing & Outsourced Services 0.7%
2,300,000	My EG Services Berhad (Malaysia)	1,128,343

	Department Stores 0.6%
650,000	Parkson Retail Asia Ltd. (Malaysia)	845,787

	Distillers & Vintners 0.9%
165,000	Crimson Wine Group Ltd.*	1,404,975

	Diversified Banks 2.6%
2,150,000	City Union Bank Ltd. (India)	1,998,948
2,400,000	EastWest Banking Corp.* (Philippines)	1,658,334
55,556	Idaho Trust Bancorp*** †	199,446

		3,856,728

	Electronic Manufacturing Services 0.8%
85,000	Fabrinet*	1,190,000

	Environmental & Facilities Services 0.6%
60,000	Heritage-Crystal Clean, Inc.*	876,600

	Food Distributors 1.8%
80,000	Bizim Toptan Satis Magazalari A.S. (Turkey)	1,301,656
86,000	Chefs’ Warehouse, Inc. (The)*	1,479,200

		2,780,856

	Footwear 0.6%
40,000	Skechers U.S.A., Inc., Class A*	960,400

	General Merchandise Stores 1.0%
50,000	Seria Co. Ltd. (Japan)	1,505,718

	Health Care Equipment 2.9%
140,000	AtriCure, Inc.*	1,330,000
251,382	Cardica, Inc.*	279,034
70,000	NuVasive, Inc.*	1,735,300
450,000	Solta Medical, Inc.*	1,026,000

		4,370,334

	Health Care Facilities 2.1%
62,000	Ensign Group, Inc. (The)	2,183,640
66,469	MD Medical Group Investments plc GDR (Russia)	963,800

		3,147,440

	Health Care Services 3.7%
58,035	Bio-Reference Laboratories, Inc.*	1,668,506
76,000	CorVel Corp.*	2,224,520
90,000	National Research Corp.*	1,620,000

		5,513,026

	Health Care Supplies 1.6%
180,000	Chembio Diagnostics, Inc.*	900,000
102,613	Rochester Medical Corp.*	1,511,489

		2,411,489

	Health Care Technology 0.8%
80,000	Vocera Communications, Inc.*	1,176,000

	Household Appliances 1.5%
31,000	SodaStream International Ltd.* (Israel)	2,252,150

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Industrial Machinery 1.5%
65,000	Hy-Lok Corp. (Korea)	$1,274,900
83,800	Tecumseh Products Co., Class A*	915,934

		2,190,834

	Internet Software & Services 3.9%
155,000	IntraLinks Holdings, Inc.*	1,125,300
140,000	Move, Inc.*	1,794,800
160,000	NetGem S.A.* (France)	560,037
130,000	Perficient, Inc.*	1,734,200
58,925	Vocus, Inc.*	619,891

		5,834,228

	IT Consulting & Other Services 1.5%
65,000	Bit-isle, Inc. (Japan)	650,950
62,000	EPAM Systems, Inc.*	1,685,160

		2,336,110

	Leisure Products 1.6%
32,000	Arctic Cat, Inc.	1,439,360
98,000	Black Diamond, Inc.*	921,200

		2,360,560

	Life & Health Insurance 0.4%
55,000	Health Insurance Innovations, Inc.*	578,600

	Mortgage REITs 4.1%
362,000	Arbor Realty Trust, Inc.	2,273,360
105,000	Colony Financial, Inc.	2,088,450
207,000	NorthStar Realty Finance Corp.	1,883,700

		6,245,510

	Office REITs 1.3%
6,000,000	Prosperity REIT (Hong Kong)	1,895,160

	Oil & Gas Exploration & Production 3.3%
107,000	Comstock Resources, Inc.	1,683,110
220,000	Emerald Oil, Inc.*	1,509,200
130,000	Northern Oil and Gas, Inc.*	1,734,200

		4,926,510

	Other Diversified Financial Services 0.6%
148,544	Selway Capital Acquisition Corp.*	984,104

	Packaged Foods & Meats 3.8%
1,500,000	Oldtown Berhad (Malaysia)	1,305,586
130,000	Pinar Sut Mamulleri Sanayii A.S. (Turkey)	1,087,909
12,999,000	RFM Corp. (Philippines)	1,492,478
1,500,000	Vitasoy International Holdings Ltd. (Hong Kong)	1,812,005

		5,697,978

	Paper Packaging 0.8%
1,900,000	Greatview Aseptic Packaging Co. Ltd. (China)	1,175,773

	Personal Products 1.7%
150,000	MusclePharm Corp. PIPE*** †	1,342,575
17,500	USANA Health Sciences, Inc.*	1,266,650

		2,609,225

	Pharmaceuticals 0.8%
85,000	Torrent Pharmaceuticals Ltd. (India)	1,172,836

	Regional Banks 3.6%
50,600	Eagle Bancorp, Inc.*	1,132,428
40,000	First of Long Island Corp. (The)	1,327,600

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
120,000	MetroCorp Bancshares, Inc.	$1,171,200
130,293	Tristate Capital Holdings, Inc.*	1,791,529

		5,422,757

	Research & Consulting Services 3.0%
132,000	Franklin Covey Co.*	1,776,720
33,000	Huron Consulting Group, Inc.*	1,525,920
100,000	Navigant Consulting, Inc.*	1,200,000

		4,502,640

	Restaurants 1.7%
91,000	Bravo Brio Restaurant Group, Inc.*	1,621,620
85,000	Toridoll.corp (Japan)	881,215

		2,502,835

	Semiconductors 0.5%
40,000	Ceva, Inc.*	774,400

	Specialized Finance 0.0%
41,900	Goldwater Bank, N.A.*** †	22,626

	Steel 0.7%
21,000	Haynes International, Inc.	1,005,270

	Systems Software 1.0%
60,000	Proofpoint, Inc.*	1,453,800

	Thrifts & Mortgage Finance 2.9%
125,000	Beneficial Mutual Bancorp, Inc.*	1,050,000
59,000	BofI Holding, Inc.*	2,703,380
49,455	Ocean Shore Holding Co.	683,468

		4,436,848

	Trading Companies & Distributors 2.7%
85,000	CAI International, Inc.*	2,003,450
30,000	DXP Enterprises, Inc.*	1,998,000

		4,001,450

	Trucking 2.2%
92,000	Marten Transport Ltd.	1,441,640
64,000	Saia, Inc.*	1,918,080

		3,359,720

	Total Common Stocks (cost $108,519,956)	139,984,309

	PREFERRED STOCKS 0.4%

	Pharmaceuticals 0.4%
105,263	Acetylon Pharmaceuticals, Inc., Series B Pfd.*** †	625,262

	Total Preferred Stocks (cost $499,999)	625,262

	WARRANTS 0.0%

	Biotechnology 0.0%
50,000	NeurogesX, Inc., expiring 7/22/16* *** †	—
	Health Care Equipment 0.0%
110,500	Cardica, Inc., expiring 9/29/14* *** †	5,525

	Total Warrants (cost $20,063)	5,525

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS 8.1%

	Repurchase Agreement 8.1%
$12,178,130	Repurchase Agreement dated 6/28/13, 0.01% due 7/1/13 with State Street Bank and Trust Co. collateralized by $10,385,000 of United States Treasury Notes 7.250% due 05/15/16; value: $12,423,056; repurchase proceeds: $12,178,140‡ (cost $12,178,130)	$12,178,130

	Total Short-Term Investments (cost $12,178,130)	12,178,130

	Total Investments (cost $121,218,148) 101.5%	152,793,226
	Liabilities less Other Assets (1.5%)	(2,314,266)

	NET ASSETS 100.0%	$150,478,960

Number of Contracts		Value
	CALL OPTIONS WRITTEN 0.1%

	Auto Parts & Equipment 0.1%
380	Dorman Products, Inc., expiring 8/17/13, exercise price $45	$95,000

	Total Call Options Written (premium $105,719)	95,000

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

	‡All or a portion of this security has been designated as collateral for call options written (see Notes 4 and 5).

	GDR Global Depositary Receipt.

	PIPE Private Investment in a Public Equity.

	REIT Real Estate Investment Trust.

	See Notes to Schedules of Investments.

At June 30, 2013, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments and call options written, were in the following countries:

COUNTRY	%
China	0.8
France	1.0
Germany	0.7
Hong Kong	2.6
India	2.3
Israel	3.8
Japan	2.2
Korea	0.9
Malaysia	2.3
Philippines	2.2
Russia	0.7
Thailand	1.1
Turkey	1.7
United Kingdom	0.7
United States	77.0

Total	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments

June 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 94.4%

	Aerospace & Defense 1.5%
901,391	HEICO Corp., Class A	$33,270,342

	Air Freight & Logistics 2.4%
36,319,023	Aramex PJSC (United Arab Emirates)	24,423,296
765,652	HUB Group, Inc., Class A*	27,885,046

		52,308,342

	Airlines 1.7%
349,709	Allegiant Travel Co.	37,065,657

	Airport Services 2.1%
2,507,901	Wesco Aircraft Holdings, Inc.*	46,571,722

	Apparel Retail 4.2%
1,145,050	Chico’s FAS, Inc.	19,534,553
1,005,195	rue21, Inc.*	41,826,164
1,059,354	Zumiez, Inc.*	30,456,427

		91,817,144

	Application Software 7.6%
345,394	Concur Technologies, Inc.*	28,108,164
77,807	FactSet Research Systems, Inc.	7,931,646
1,530,380	RealPage, Inc.*	28,067,169
1,387,975	Tangoe, Inc.*	21,416,454
698,534	Ultimate Software Group, Inc.*	81,931,053

		167,454,486

	Automotive Retail 2.3%
649,256	Monro Muffler Brake, Inc.	31,196,751
175,496	O’Reilly Automotive, Inc.*	19,764,359

		50,961,110

	Biotechnology 4.4%
849,525	ChemoCentryx, Inc.*	12,012,284
193,044	Esperion Therapeutics, Inc.*	2,721,920
1,758,533	Exact Sciences Corp.*	24,461,194
398,079	Myriad Genetics, Inc.*	10,696,383
1,558,686	Sangamo Biosciences, Inc.*	12,173,338
1,101,057	Seattle Genetics, Inc.*	34,639,253

		96,704,372

	Computer Storage & Peripherals 1.2%
1,832,655	Fusion-io, Inc.*	26,097,007

	Consumer Finance 0.7%
3,305,639	Mahindra & Mahindra Financial Services Ltd. (India)	14,463,040

	Data Processing & Outsourced Services 4.9%
530,574	ExlService Holdings, Inc.*	15,683,767
1,182,343	Higher One Holdings, Inc.*	13,762,473
549,162	Syntel, Inc.	34,525,815
1,596,239	Wirecard AG (Germany)	43,430,638

		107,402,693

	Diversified Banks 2.9%
761,965	HDFC Bank Ltd. ADR (India)	27,613,612
4,581,117	Yes Bank Ltd. (India)	35,639,047

		63,252,659

	Diversified Support Services 1.6%
1,124,516	Copart, Inc.*	34,635,093

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
66,375	Ritchie Bros. Auctioneers, Inc. (Canada)	$1,275,727

		35,910,820

	Drug Retail 0.6%
128,529	Cosmos Pharmaceutical Corp. (Japan)	13,001,170

	Electrical Components & Equipment 1.5%
832,388	Polypore International, Inc.*	33,545,236

	Electronic Manufacturing Services 1.2%
423,810	IPG Photonics Corp.	25,737,981

	Environmental & Facilities Services 1.3%
1,199,055	Tetra Tech, Inc.*	28,189,783

	Health Care Distributors 0.9%
168,360	MWI Veterinary Supply, Inc.*	20,748,686

	Health Care Equipment 1.6%
498,944	Abaxis, Inc.	23,704,829
487,760	DexCom, Inc.*	10,950,212
24,690	Zonare Medical Systems, Inc.* *** †	247

		34,655,288

	Health Care Services 1.3%
318,050	IPC The Hospitalist Co., Inc.*	16,335,048
142,820	MEDNAX, Inc.*	13,079,456

		29,414,504

	Health Care Technology 0.3%
145,937	Computer Programs and Systems, Inc.	7,171,344

	Industrial Machinery 2.5%
484,674	Graco, Inc.	30,636,243
366,273	Proto Labs, Inc.*	23,796,757

		54,433,000

	Internet Retail 6.0%
999,639	Blue Nile, Inc.* ‡‡	37,766,361
1,494,973	MakeMyTrip Ltd.* (India)	21,333,265
375,615	Shutterfly, Inc.*	20,955,561
1,016,502	Start Today Co. Ltd. (Japan)	19,868,156
656,026	Yoox S.p.A.* (Italy)	14,093,290
308,302	zooplus AG* ‡‡ (Germany)	16,933,080

		130,949,713

	Internet Software & Services 5.9%
969,767	Angie’s List, Inc.*	25,747,314
800,225	Dealertrack Technologies, Inc.*	28,351,972
26,366	Millennial Media, Inc.*	229,648
784,444	SciQuest, Inc.*	19,650,322
719,531	Vistaprint N.V.*	35,523,245
348,695	Zillow, Inc.*	19,631,529

		129,134,030

	IT Consulting & Other Services 1.6%
275,737	Cognizant Technology Solutions Corp., Class A*	17,263,894
1,802,679	ServiceSource International, Inc.*	16,800,968

		34,064,862

	Leisure Facilities 2.7%
1,173,479	Life Time Fitness, Inc.*	58,803,033

	Life Sciences Tools & Services 4.0%
1,045,031	Divi’s Laboratories Ltd. (India)	17,462,613
868,644	Fluidigm Corp.*	15,166,524

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
1,103,068	ICON plc* (Ireland)	$39,081,699
226,436	Techne Corp.	15,642,199

		87,353,035

	Oil & Gas Equipment & Services 3.6%
334,085	Dril-Quip, Inc.*	30,164,535
1,058,711	Pason Systems, Inc. (Canada)	19,264,862
382,702	ShawCor Ltd. (Canada)	15,136,898
496,825	TGS-NOPEC Geophysical Co. ASA (Norway)	14,423,227

		78,989,522

	Oil & Gas Exploration & Production 2.0%
2,058,954	Gran Tierra Energy, Inc.* (Colombia)	12,374,313
978,179	Northern Oil and Gas, Inc.*	13,048,908
3,435,085	Premier Oil plc (United Kingdom)	17,389,386

		42,812,607

	Oil & Gas Refining & Marketing 0.0%
203,175	Amyris, Inc.*	587,176

	Packaged Foods & Meats 1.4%
2,461	Annie’s, Inc.*	105,183
350,128	GlaxoSmithKline Consumer Healthcare Ltd. (India)	30,879,611

		30,984,794

	Personal Products 0.6%
582,400	Colgate-Palmolive India Ltd. (India)	13,307,240

	Pharmaceuticals 1.2%
1,560,471	Cempra, Inc.*	12,218,488
1,279,601	IPCA Laboratories Ltd. (India)	14,082,609

		26,301,097

	Research & Consulting Services 1.8%
1,330,719	Resources Connection, Inc.	15,436,340
549,657	Stantec, Inc. (Canada)	23,277,974

		38,714,314

	Restaurants 1.2%
1,491,986	Jubilant Foodworks Ltd.* (India)	26,312,181

	Semiconductors 3.7%
400,771	Hittite Microwave Corp.*	23,244,718
989,470	Power Integrations, Inc.	40,132,903
424,490	Silicon Laboratories, Inc.*	17,578,131

		80,955,752

	Specialty Stores 1.3%
505,485	Hibbett Sports, Inc.*	28,054,418

	Systems Software 3.1%
38,572	FleetMatics Group plc* (Ireland)	1,281,747
384,324	NetSuite, Inc.*	35,257,884
578,807	Sourcefire, Inc.*	32,152,729

		68,692,360

	Trading Companies & Distributors 1.9%
547,600	MSC Industrial Direct Co., Inc., Class A	42,417,096

	Trucking 3.7%
4,792,398	Knight Transportation, Inc.‡‡	80,608,134

	Total Common Stocks (cost $1,335,820,600)	2,069,217,750

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	PREFERRED STOCKS 0.1%

	Biotechnology 0.1%
677,966	Nanosys, Inc., Series D Pfd.* *** †	$828,407
161,519	Nanosys, Inc., Series E Pfd.* *** †	197,360

		1,025,767

	Total Preferred Stocks (cost $2,184,939)	1,025,767

	LIMITED PARTNERSHIP INTEREST 0.2%

	Asset Management & Custody Banks 0.2%
	Greenspring Global Partners II-B, L.P.*** †	3,213,430
	Greenspring Global Partners III-B, L.P.*** †	1,179,379

		4,392,809

	Total Limited Partnership Interest (cost $6,008,853)	4,392,809

	WARRANTS 0.0%

	Biotechnology 0.0%
1,941,279	NeurogesX, Inc., expiring 7/22/16* *** †	—

	Total Warrants (cost $242,660)	—

Principal Amount		Value
	SHORT-TERM INVESTMENTS 5.5%

	Repurchase Agreement 5.5%
$120,778,561	Repurchase Agreement dated 6/28/13, 0.01% due 7/1/13 with State Street Bank and Trust Co. collateralized by $119,840,000 of United States Treasury Notes 0.250% due 9/15/15; value: $5,570,843; United States Treasury Notes 0.375% due 11/15/15; value: $41,330,016; United States Treasury Notes 2.125% due 2/29/16; value: $76,294,663; repurchase proceeds: $120,778,662‡ (cost $120,778,561)	$120,778,561

	Total Short-Term Investments (cost $120,778,561)	120,778,561

	Total Investments (cost $1,465,035,613) 100.2%	2,195,414,887
	Liabilities less Other Assets (0.2%)	(4,215,050)

	NET ASSETS 100.0%	$2,191,199,837

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

	‡All or a portion of this security has been designated as collateral for purchase commitments (see Note 9).

	‡‡Affiliated company (see Note 7).

	ADR American Depositary Receipt.

	See Notes to Schedules of Investments.

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

At June 30, 2013, Wasatch Small Cap Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	2.8
Colombia	0.6
Germany	2.9
India	9.7
Ireland	2.0
Italy	0.7
Japan	1.6
Norway	0.7
United Arab Emirates	1.2
United Kingdom	0.8
United States	77.0

Total	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX) – Schedule of Investments

June 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 97.0%

	Aerospace & Defense 2.1%
111,284	HEICO Corp., Class A	$4,107,493

	Agricultural Products 1.5%
154,985	Darling International, Inc.*	2,892,020

	Airlines 2.1%
39,182	Allegiant Travel Co.	4,152,900

	Airport Services 2.5%
264,277	Wesco Aircraft Holdings, Inc.*	4,907,624

	Alternative Carriers 1.1%
491,239	ORBCOMM, Inc.*	2,205,663

	Apparel Retail 3.5%
190,382	Body Central Corp.*	2,535,888
245,578	Chico’s FAS, Inc.	4,189,561

		6,725,449

	Application Software 3.0%
315,190	Ebix, Inc.	2,918,660
57,495	Interactive Intelligence Group, Inc.*	2,966,742

		5,885,402

	Asset Management & Custody Banks 1.0%
10,727	Virtus Investment Partners, Inc.*	1,890,848

	Auto Parts & Equipment 0.9%
37,026	Dorman Products, Inc.	1,689,496

	Biotechnology 1.0%
140,589	Exact Sciences Corp.*	1,955,593

	Computer Storage & Peripherals 0.8%
257,483	Intevac, Inc.*	1,457,354

	Consumer Finance 4.0%
255,548	DFC Global Corp.*	3,529,118
69,250	Encore Capital Group, Inc.*	2,292,867
13,219	Portfolio Recovery Associates, Inc.*	2,030,835

		7,852,820

	Data Processing & Outsourced Services 1.4%
44,494	Syntel, Inc.	2,797,338

	Diversified Banks 4.1%
3,595,000	City Union Bank Ltd. (India)	3,342,427
585,800	Yes Bank Ltd. (India)	4,557,263

		7,899,690

	Diversified Support Services 3.2%
202,425	Copart, Inc.*	6,234,690

	Electrical Components & Equipment 3.2%
153,179	Polypore International, Inc.*	6,173,114

	Electronic Manufacturing Services 1.0%
132,951	Fabrinet*	1,861,314

	Footwear 2.7%
217,023	Skechers U.S.A., Inc., Class A*	5,210,722

	Health Care Facilities 2.4%
130,501	Ensign Group, Inc. (The)	4,596,245

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Health Care Services 4.1%
160,738	CorVel Corp.*	$4,704,801
34,887	MEDNAX, Inc.*	3,194,952

		7,899,753

	Homefurnishing Retail 1.1%
86,233	Select Comfort Corp.*	2,160,999

	Internet Retail 0.7%
96,924	MakeMyTrip Ltd.* (India)	1,383,106

	Internet Software & Services 2.3%
92,363	Vistaprint N.V.*	4,559,961

	IT Consulting & Other Services 1.8%
125,695	EPAM Systems, Inc.*	3,416,390

	Leisure Facilities 2.4%
94,456	Life Time Fitness, Inc.*	4,733,190

	Life Sciences Tools & Services 1.3%
71,431	ICON plc* (Ireland)	2,530,800

	Mortgage REITs 2.4%
741,082	Arbor Realty Trust, Inc.	4,653,995

	Oil & Gas Equipment & Services 2.0%
43,411	CARBO Ceramics, Inc.	2,927,204
34,080	TGS-NOPEC Geophysical Co. ASA (Norway)	989,369

		3,916,573

	Oil & Gas Exploration & Production 5.6%
243,056	Comstock Resources, Inc.	3,823,271
270,482	Northern Oil and Gas, Inc.*	3,608,230
170,103	Ultra Petroleum Corp.*	3,371,441

		10,802,942

	Oil & Gas Refining & Marketing 2.1%
100,764	World Fuel Services Corp.	4,028,545

	Personal Products 1.3%
35,260	USANA Health Sciences, Inc.*	2,552,119

	Pharmaceuticals 3.5%
150,548	Questcor Pharmaceuticals, Inc.	6,843,912

	Property & Casualty Insurance 1.3%
32,939	RLI Corp.	2,516,869

	Regional Banks 4.9%
102,689	Community Bank System, Inc.	3,167,956
79,507	Prosperity Bancshares, Inc.	4,117,667
167,160	Tristate Capital Holdings, Inc.*	2,298,450

		9,584,073

	Research & Consulting Services 3.8%
279,300	Franklin Covey Co.*	3,759,378
48,715	Huron Consulting Group, Inc.*	2,252,581
535,545	Sporton International, Inc. (Taiwan)	1,358,027

		7,369,986

	Semiconductors 2.1%
304,041	MaxLinear, Inc., Class A*	2,128,287
611,253	O2Micro International Ltd. ADR* (China)	2,017,135

		4,145,422

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Specialized Consumer Services 1.7%
57,127	Coinstar, Inc.*	$3,351,641

	Specialty Chemicals 1.0%
111,505	Flotek Industries, Inc.*	2,000,400

	Thrifts & Mortgage Finance 1.4%
59,902	BofI Holding, Inc.*	2,744,710

	Trading Companies & Distributors 3.3%
47,304	Beacon Roofing Supply, Inc.*	1,791,876
40,554	DXP Enterprises, Inc.*	2,700,896
25,155	MSC Industrial Direct Co., Inc., Class A	1,948,506

		6,441,278

	Trucking 5.4%
181,046	Knight Transportation, Inc.	3,045,194
131,255	Marten Transport Ltd.	2,056,758
54,985	Old Dominion Freight Line, Inc.*	2,288,476
73,789	Saia, Inc.*	2,211,456
152,703	Vitran Corp., Inc.* (Canada)	998,678

		10,600,562

	Total Common Stocks (cost $145,303,092)	188,733,001

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.7%

	Repurchase Agreement 3.7%
$7,171,799	Repurchase Agreement dated 6/28/13, 0.01% due 7/1/13 with State Street Bank and Trust Co. collateralized by $6,985,000 of United States Treasury Notes 2.125% due 2/29/16; value: $7,316,788; repurchase proceeds: $7,171,805 (cost $7,171,799)	$7,171,799

	Total Short-Term Investments (cost $7,171,799)	7,171,799

	Total Investments (cost $152,474,891) 100.7%	195,904,800
	Liabilities less Other Assets (0.7%)	(1,265,587)

	NET ASSETS 100.0%	$194,639,213

	*Non-income producing.
	ADR American Depositary Receipt.
	REIT Real Estate Investment Trust.
	See Notes to Schedules of Investments.

At June 30, 2013, Wasatch Small Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	0.5
China	1.1
India	4.9
Ireland	1.4
Norway	0.5
Taiwan	0.7
United States	90.9

Total	100.0%

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments

June 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 85.5%

	Computer Hardware 4.4%
6,739	Apple, Inc.	$2,669,183

	Consumer Finance 6.0%
57,830	Capital One Financial Corp.	3,632,302

	Data Processing & Outsourced Services 7.2%
3,650	MasterCard, Inc., Class A	2,096,925
12,135	Visa, Inc., Class A	2,217,671

		4,314,596

	Diversified REITs 0.4%
177,857	Star Asia Financial Ltd.* †	266,786

	Drug Retail 4.0%
53,900	Walgreen Co.	2,382,380

	Health Care Services 2.0%
16,240	Chemed Corp.	1,176,263

	Hypermarkets & Super Centers 2.1%
16,600	Wal-Mart Stores, Inc.	1,236,534

	Integrated Oil & Gas 7.9%
26,900	Occidental Petroleum Corp.	2,400,287
79,403	Suncor Energy, Inc. (Canada)	2,342,606

		4,742,893

	Mortgage REITs 24.4%
197,600	American Capital Mortgage Investment Corp.	3,550,872
108,000	Capstead Mortgage Corp.	1,306,800
123,491	Colony Financial, Inc.	2,456,236
51,900	Hatteras Financial Corp.	1,278,816
395,000	NorthStar Realty Finance Corp.	3,594,500
101,000	Starwood Property Trust, Inc.	2,499,750

		14,686,974

	Personal Products 5.5%
73,023	Herbalife Ltd.	3,296,258

	Pharmaceuticals 1.7%
26,575	Teva Pharmaceutical Industries Ltd. ADR (Israel)	1,041,740

	Railroads 4.1%
25,400	Canadian National Railway Co. (Canada)	2,475,337

	Regional Banks 4.1%
262,556	CapitalSource, Inc.	2,462,775

	Restaurants 2.2%
13,570	McDonald’s Corp.	1,343,430

	Semiconductors 5.6%
50,000	Intel Corp.	1,211,000
35,515	Microchip Technology, Inc.	1,322,934
20,700	Xilinx, Inc.	819,927

		3,353,861

	Specialty Stores 2.0%
18,300	PetSmart, Inc.	1,225,917

	Trading Companies & Distributors 1.9%
4,530	W.W. Grainger, Inc.	1,142,375

	Total Common Stocks (cost $45,752,612)	51,449,604

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	EXCHANGE-TRADED FUNDS 5.7%

	Asset Management & Custody Banks 5.7%
55,600	PowerShares Dynamic Pharmaceuticals Portfolio	$2,349,656
19,100	ProShares VIX Short-Term Futures ETF*	1,065,589

		3,415,245

	Total Exchange-Traded Funds (cost $3,013,936)	3,415,245

	LIMITED LIABILITY COMPANY MEMBERSHIP INTEREST 4.0%

	Specialized Finance 4.0%
226,800	KKR Financial Holdings, LLC	2,392,740

	Total Limited Liability Company Membership Interest (cost $2,005,708)	2,392,740

	LIMITED PARTNERSHIP INTEREST 2.2%

	Asset Management & Custody Banks 2.2%
62,400	Blackstone Group L.P.	1,314,144

	Total Limited Partnership Interest (cost $1,405,302)	1,314,144

Principal Amount		Value
	CORPORATE BONDS 0.0%

	Gold 0.0%
$208,026	Redcorp Ventures Ltd., 13.00%, 7/11/12, Series D*** † §§ (Canada)	$1,010

	Total Corporate Bonds (cost $153,634)	1,010

	SHORT-TERM INVESTMENTS 2.2%

	Repurchase Agreement 2.2%
1,319,239	Repurchase Agreement dated 6/28/13, 0.01% due 7/1/13 with State Street Bank and Trust Co. collateralized by $1,285,000 of United States Treasury Notes 2.125% due 2/29/16; value: $1,346,038; repurchase proceeds: $1,319,240 (cost $1,319,239)	1,319,239

	Total Short-Term Investments (cost $1,319,239)	1,319,239

	Total Investments (cost $53,650,431) 99.6%	59,891,982
	Other Assets less Liabilities 0.4%	260,825

	NET ASSETS 100.0%	$60,152,807

	*Non-income producing.
	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).
	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

§§In default.
ADR American Depositary Receipt.
REIT Real Estate Investment Trust.
See Notes to Schedules of Investments.

At June 30, 2013, Wasatch Strategic Income Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	8.2
Israel	1.8
United States	90.0

Total	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments

June 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 94.0%

	Alternative Carriers 0.8%
147,554	inContact, Inc.*	$1,212,894

	Apparel, Accessories & Luxury Goods 0.5%
11,200	Page Industries Ltd. (India)	770,854

	Application Software 11.1%
23,576	Concur Technologies, Inc.*	1,918,615
155,479	Exa Corp.*	1,601,434
54,318	Interactive Intelligence Group, Inc.*	2,802,809
32,516	QLIK Technologies, Inc.*	919,227
77,500	RealPage, Inc.*	1,421,350
266,956	Tangoe, Inc.*	4,119,131
25,285	Ultimate Software Group, Inc.*	2,965,677

		15,748,243

	Asset Management & Custody Banks 2.9%
98,070	SEI Investments Co.	2,788,130
7,415	Virtus Investment Partners, Inc.*	1,307,042

		4,095,172

	Auto Parts & Equipment 1.4%
68,875	WABCO India Ltd. (India)	1,985,408

	Biotechnology 4.8%
207,698	Abcam plc (United Kingdom)	1,431,468
57,250	ChemoCentryx, Inc.*	809,515
29,886	Esperion Therapeutics, Inc.*	421,393
104,048	Exact Sciences Corp.*	1,447,308
55,451	OncoGenex Pharmaceutical, Inc.*	543,420
135,272	Sangamo Biosciences, Inc.*	1,056,474
35,144	Seattle Genetics, Inc.*	1,105,630

		6,815,208

	Building Products 0.8%
25,269	Trex Co., Inc.*	1,200,025

	Communications Equipment 0.8%
76,300	Riverbed Technology, Inc.*	1,187,228

	Computer Storage & Peripherals 1.7%
85,566	Fusion-io, Inc.*	1,218,460
203,949	Intevac, Inc.*	1,154,351

		2,372,811

	Construction Materials 0.8%
4,496,994	PT Holcim Indonesia Tbk (Indonesia)	1,110,089

	Consumer Finance 2.9%
205,406	DFC Global Corp.*	2,836,657
311,965	Mahindra & Mahindra Financial Services Ltd. (India)	1,364,929

		4,201,586

	Data Processing & Outsourced Services 2.2%
67,375	ExlService Holdings, Inc.*	1,991,605
18,340	Syntel, Inc.	1,153,036

		3,144,641

	Distributors 0.8%
22,719	Pool Corp.	1,190,703

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Diversified Banks 4.5%
1,749,252	City Union Bank Ltd. (India)	$1,626,355
79,546	HDFC Bank Ltd. (India)	892,174
497,545	Yes Bank Ltd. (India)	3,870,678

		6,389,207

	Electrical Components & Equipment 3.4%
119,697	Polypore International, Inc.*	4,823,789

	Electronic Manufacturing Services 1.1%
27,081	IPG Photonics Corp.	1,644,629

	Environmental & Facilities Services 3.1%
75,200	Heritage-Crystal Clean, Inc.*	1,098,672
79,099	Waste Connections, Inc.	3,254,133

		4,352,805

	Footwear 0.8%
46,108	Skechers U.S.A., Inc., Class A*	1,107,053

	Health Care Equipment 4.6%
225,830	AtriCure, Inc.*	2,145,385
616,085	Cardica, Inc.*	683,854
138,747	Novadaq Technologies, Inc.* (Canada)	1,867,535
72,218	NuVasive, Inc.*	1,790,284
16,460	Zonare Medical Systems, Inc.*** †	165

		6,487,223

	Health Care Services 1.7%
23,728	IPC The Hospitalist Co., Inc.*	1,218,670
64,852	National Research Corp., Class A*	1,167,336

		2,386,006

	Industrial Machinery 3.8%
47,175	IDEX Corp.	2,538,487
44,821	Proto Labs, Inc.*	2,912,020

		5,450,507

	Internet Retail 3.1%
147,166	CafePress, Inc.*	922,731
120,445	MakeMyTrip Ltd.* (India)	1,718,750
31,148	Shutterfly, Inc.*	1,737,747

		4,379,228

	Internet Software & Services 6.8%
57,342	Angie’s List, Inc.* ††	1,522,430
80,829	E2open, Inc.*	1,414,507
88,932	SciQuest, Inc.*	2,227,747
53,003	SPS Commerce, Inc.*	2,915,165
31,507	Vistaprint N.V.*	1,555,501
91,388	Xtera Communications, Inc.*** †	914

		9,636,264

	IT Consulting & Other Services 4.3%
49,814	Cognizant Technology Solutions Corp., Class A*	3,118,855
315,973	ServiceSource International, Inc.*	2,944,868

		6,063,723

	Leisure Products 1.0%
145,000	Black Diamond, Inc.*	1,363,000

	Life Sciences Tools & Services 1.0%
38,904	ICON plc* (Ireland)	1,378,369

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Oil & Gas Equipment & Services 1.1%
17,303	Dril-Quip, Inc.*	$1,562,288

	Oil & Gas Exploration & Production 1.6%
95,930	Northern Oil and Gas, Inc.*	1,279,706
47,200	Ultra Petroleum Corp.*	935,504

		2,215,210

	Oil & Gas Refining & Marketing 0.4%
182,751	Amyris, Inc.*	528,150

	Packaged Foods & Meats 1.0%
16,866	GlaxoSmithKline Consumer Healthcare Ltd. (India)	1,487,500

	Personal Products 0.0%
50,403	Ophthonix, Inc.*** †	—

	Pharmaceuticals 3.8%
102,845	Cardiovascular Systems, Inc.*	2,180,314
151,831	Cempra, Inc.*	1,188,837
49,200	Endocyte, Inc.*	645,996
598,946	Horizon Pharma, Inc.*	1,473,407

		5,488,554

	Restaurants 1.1%
90,205	Jubilant Foodworks Ltd.* (India)	1,590,826

	Semiconductors 3.4%
20,585	Hittite Microwave Corp.*	1,193,930
13,755	NVE Corp.*	644,009
31,841	Power Integrations, Inc.	1,291,471
24,178	Silicon Laboratories, Inc.*	1,001,211
52,015	Volterra Semiconductor Corp.*	734,452

		4,865,073

	Specialized Consumer Services 1.2%
152,348	LifeLock, Inc.*	1,783,995

	Specialized Finance 1.3%
98,350	CRISIL Ltd. (India)	1,837,080

	Specialty Chemicals 2.3%
39,877	Balchem Corp.	1,784,496
376,760	EcoSynthetix, Inc.* (Canada)	1,559,749

		3,344,245

	Systems Software 3.0%
41,298	FleetMatics Group plc* (Ireland)	1,372,333
12,677	NetSuite, Inc.*	1,162,988
32,002	Sourcefire, Inc.*	1,777,711

		4,313,032

	Trading Companies & Distributors 1.0%
18,129	MSC Industrial Direct Co., Inc., Class A	1,404,272

	Trucking 2.1%
94,774	Knight Transportation, Inc.	1,594,099
32,481	Old Dominion Freight Line, Inc.*	1,351,859

		2,945,958

	Total Common Stocks (cost $102,524,140)	133,862,848

	PREFERRED STOCKS 0.7%

	Biotechnology 0.2%
169,492	Nanosys, Inc., Series D Pfd.* *** †	207,102

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
40,380	Nanosys, Inc., Series E Pfd.* *** †	$49,340

		256,442

	Health Care Technology 0.5%
253,064	Data Sciences International, Inc., Series B Pfd.* *** †	807,502
243,902	TherOx, Inc., Series I Pfd.* *** †	2,439

		809,941

	Total Preferred Stocks (cost $2,021,237)	1,066,383

	LIMITED PARTNERSHIP INTEREST 2.9%

	Asset Management & Custody Banks 2.9%
	Greenspring Global Partners II-B, L.P.*** †	2,892,074
	Greenspring Global Partners III-B, L.P.*** †	1,179,379

		4,071,453

	Total Limited Partnership Interest (cost $5,544,467)	4,071,453

	WARRANTS 0.0%

	Biotechnology 0.0%
43,605	NeurogesX, Inc., expiring 7/22/16* *** †	—

	Health Care Equipment 0.0%
165,000	Cardica, Inc., expiring 9/29/14* *** †	8,250

	Total Warrants (cost $26,076)	8,250

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.5%

	Repurchase Agreement 1.5%
$2,077,832	Repurchase Agreement dated 6/28/13, 0.01% due 7/1/13 with State Street Bank and Trust Co. collateralized by $2,025,000 of United States Treasury Notes 2.125% due 2/29/16; value: $2,121,188; repurchase proceeds: $2,077,833†† (cost $2,077,832)	$2,077,832

	Total Short-Term Investments (cost $2,077,832)	2,077,832

	Total Investments (cost $112,193,752) 99.1%	141,086,766
	Other Assets less Liabilities 0.9%	1,295,265

	NET ASSETS 100.0%	$142,382,031

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

††All or a portion of this security has been designated as collateral for purchase commitments (see Note 9).

See Notes to Schedules of Investments.

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

At June 30, 2013, Wasatch Ultra Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	2.4
India	12.2
Indonesia	0.8
Ireland	2.0
United Kingdom	1.0
United States	81.6

Total	100.0%

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments

June 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 91.1%

	Apparel, Accessories & Luxury Goods 1.3%
1,428,118	American Apparel, Inc.*	$2,741,986

	Application Software 2.2%
60,079	Ellie Mae, Inc.*	1,386,623
35,188	ESI Group* (France)	1,053,093
17,500	GameLoft SE* (France)	121,825
115,000	Nuance Communications, Inc.*	2,113,700

		4,675,241

	Asset Management & Custody Banks 5.0%
63,300	Ameriprise Financial, Inc.	5,119,704
472,500	WisdomTree Investments, Inc.*	5,466,825

		10,586,529

	Automotive Retail 1.3%
90,485	Mekonomen AB (Sweden)	2,755,765

	Biotechnology 4.8%
769,057	Abcam plc (United Kingdom)	5,300,392
179,960	Myriad Genetics, Inc.*	4,835,525

		10,135,917

	Cable & Satellite 2.3%
77,000	DIRECTV*	4,744,740

	Commercial Printing 2.0%
381,072	InnerWorkings, Inc.*	4,134,631

	Communications Equipment 0.9%
170,405	Infinera Corp.*	1,818,221

	Computer Hardware 3.8%
17,864	Apple, Inc.	7,075,573
150,000	Asetek A/S* (Norway)	942,473

		8,018,046

	Consumer Finance 2.5%
83,300	Capital One Financial Corp.	5,232,073

	Data Processing & Outsourced Services 4.9%
8,775	MasterCard, Inc., Class A	5,041,238
28,495	Visa, Inc., Class A	5,207,461

		10,248,699

	Drug Retail 1.5%
73,785	Walgreen Co.	3,261,297

	Electrical Components & Equipment 1.5%
80,029	Polypore International, Inc.*	3,225,169

	Electronic Equipment & Instruments 0.8%
38,467	Hologram Industries (France)	1,751,865

	Health Care Equipment 5.3%
215,720	DiaSorin S.p.A. (Italy)	8,608,916
69,200	Mindray Medical International Ltd. ADR (China)	2,591,540

		11,200,456

	Health Care Services 4.0%
210,499	Bio-Reference Laboratories, Inc.*	6,051,846
24,400	Laboratory Corp. of America Holdings*	2,442,440

		8,494,286

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
	Health Care Supplies 1.9%
19,996	Sartorius Stedim Biotech (France)	$2,614,890
1,306,498	Shandong Weigao Group Medical Polymer Co. Ltd. (China)	1,424,977

		4,039,867

	Health Care Technology 0.9%
134,033	Vocera Communications, Inc.*	1,970,285

	Home Entertainment Software 1.2%
184,592	Activision Blizzard, Inc.	2,632,282

	Household Appliances 2.6%
74,049	iRobot Corp.*	2,944,929
35,737	SodaStream International Ltd.* (Israel)	2,596,293

		5,541,222

	Internet Retail 7.4%
20,353	Amazon.com, Inc.*	5,651,825
28,800	ASOS plc* (United Kingdom)	1,770,448
3,000	priceline.com, Inc.*	2,481,390
241,339	Start Today Co. Ltd. (Japan)	4,717,119
15,891	zooplus AG* (Germany)	872,792

		15,493,574

	Internet Software & Services 10.2%
21,796	Daum Communications Corp. (Korea)	1,505,805
208,871	eBay, Inc.*	10,802,808
7,665	Google, Inc., Class A*	6,748,036
330,434	NetGem S.A. (France)	1,156,595
33,051	Rackspace Hosting, Inc.*	1,252,302
6,528	Xtera Communications, Inc.*** †	65

		21,465,611

	IT Consulting & Other Services 2.4%
39,100	Cognizant Technology Solutions Corp., Class A*	2,448,051
13,300	International Business Machines Corp.	2,541,763

		4,989,814

	Movies & Entertainment 0.8%
40,804	CTS Eventim AG (Germany)	1,644,327

	Oil & Gas Refining & Marketing 1.2%
63,900	World Fuel Services Corp.	2,554,722

	Packaged Foods & Meats 1.3%
1,016,372	Cloetta AB, Class B* (Sweden)	2,746,418

	Personal Products 2.8%
129,801	Herbalife Ltd.	5,859,217

	Pharmaceuticals 4.7%
15,000	Novo Nordisk A/S (Denmark)	2,336,820
10,000	Roche Holding AG (Switzerland)	2,485,720
58,730	Teva Pharmaceutical Industries Ltd. ADR (Israel)	2,302,216
31,100	Valeant Pharmaceuticals International, Inc.* (Canada)	2,677,088

		9,801,844

	Publishing 1.4%
259,800	New York Times Co. (The)*	2,873,388

	Restaurants 1.0%
196,600	Toridoll.corp (Japan)	2,038,199

	Semiconductors 2.6%
135,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	2,473,200

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares		Value
77,700	Xilinx, Inc.	$3,077,697

		5,550,897

	Specialized Finance 2.2%
14,958	IntercontinentalExchange, Inc.*	2,658,934
41,092	MarketAxess Holdings, Inc.	1,921,051

		4,579,985

	Specialty Stores 1.2%
37,500	PetSmart, Inc.	2,512,125

	Systems Software 1.2%
51,300	Check Point Software Technologies Ltd.* (Israel)	2,548,584

	Total Common Stocks (cost $158,895,324)	191,867,282

	PREFERRED STOCKS 2.1%

	Health Care Equipment 2.1%
40,806	Sartorius AG Pfd. (Germany)	4,387,919

	Total Preferred Stocks (cost $2,696,243)	4,387,919

	LIMITED PARTNERSHIP INTEREST 0.2%

	Asset Management & Custody Banks 0.2%
	Greenspring Global Partners II-B, L.P.*** †	321,341

	Total Limited Partnership Interest (cost $464,387)	321,341

	WARRANTS 0.0%

	Health Care Equipment 0.0%
71,500	Cardica, Inc., expiring 9/29/14* *** †	3,575

	Total Warrants (cost $8,938)	3,575

Principal Amount		Value
	SHORT-TERM INVESTMENTS 6.3%

	Repurchase Agreement 6.3%
$13,301,853	Repurchase Agreement dated 6/28/13, 0.01% due 7/1/13 with State Street Bank and Trust Co. collateralized by $11,345,000 of United States Treasury Notes 7.250% due 5/15/16; value: $13,571,456; repurchase proceeds: $13,301,864†† (cost $13,301,853)	$13,301,853

	Total Short-Term Investments (cost $13,301,853)	13,301,853

	Total Investments (cost $175,366,745) 99.7%	209,881,970
	Other Assets less Liabilities 0.3%	618,435

	NET ASSETS 100.0%	$210,500,405

	*Non-income producing. ***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

††All or a portion of this security has been designated as collateral for purchase commitments (see Note 9).

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2013, Wasatch World Innovators Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	1.4
China	2.0
Denmark	1.2
France	3.4
Germany	3.5
Israel	3.8
Italy	4.4
Japan	3.4
Korea	0.8
Norway	0.5
Sweden	2.8
Switzerland	1.3
Taiwan	1.2
United Kingdom	3.6
United States	66.7

Total	100.0%

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments

June 30, 2013 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES 3.8%
$1,500,000	Citibank Credit Card Issuance Trust, 5.65%, 9/20/19, Series 2007-A8, Class A8	$1,742,427
1,250,000	GE Capital Credit Card Master Note Trust, 2.22%, 1/15/22, Series 2012-2, Class A	1,243,639
585,000	World Financial Network Credit Card Master Trust, 1.76%, 5/17/21, Series 2012-B, Class A	581,810
1,400,000	World Financial Network Credit Card Master Trust, 3.14%, 1/17/23, Series 2012-A, Class A	1,450,019

	Total Asset Backed Securities (cost $5,094,612)	5,017,895

	COLLATERALIZED MORTGAGE OBLIGATIONS 19.7%
176,709	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.284%, 11/10/42, Series 2005-1, Class A4†††	178,954
23,677	Banc of America Mortgage Securities, Inc., 3.006%, 2/25/33, Series 2003-A, Class 3A1†††	22,474
39,026	Bear Stearns Commercial Mortgage Securities, 4.735%, 9/11/42, Series 2005-PWR9, Class A2	39,614
64,273	Countrywide Home Loan Mortgage Pass Through Trust, 4.50%, 8/25/19, Series 2004-J7, Class 2A1	64,809
565,915	Federal Home Loan Mortgage Corp., 1.50%, 9/15/22, Series 3760, Class BA	563,437
109,138	Federal Home Loan Mortgage Corp., 1.50%, 4/15/24, Series 3780, Class TA	109,614
54,569	Federal Home Loan Mortgage Corp., 2.29%, 11/1/35, Series 1M0010†††	58,080
107,948	Federal Home Loan Mortgage Corp., 2.40%, 5/1/31, Series 847292†††	115,272
76,909	Federal Home Loan Mortgage Corp., 2.432%, 12/1/32, Series 847527†††	81,998
27,358	Federal Home Loan Mortgage Corp., 2.766%, 8/1/33, Series 847281†††	29,095
328,035	Federal Home Loan Mortgage Corp., 3.304%, 1/1/25, Series 775629†††	328,158
227,682	Federal Home Loan Mortgage Corp., 3.52%, 5/1/25, Series 775617†††	238,368
219,932	Federal Home Loan Mortgage Corp., 5.50%, 5/15/15, Series 2808, Class VA	227,961
68,673	Federal Home Loan Mortgage Corp., 5.50%, 10/1/25, Series C90925	74,524
265,979	Federal Home Loan Mortgage Corp., 5.50%, 8/1/29, Series C46102	288,295
310,165	Federal National Mortgage Assoc., 1.985%, 12/1/35, Series 848390†††	325,237
904,614	Federal National Mortgage Assoc., 2.00%, 4/25/42, Series 2012-82, Class E	894,192
378,559	Federal National Mortgage Assoc., 2.079%, 1/1/35, Series 825245†††	401,134
132,409	Federal National Mortgage Assoc., 2.285%, 11/1/34, Series 782320†††	140,469
16,092	Federal National Mortgage Assoc., 2.60%, 10/1/32, Series 659567†††	16,156
150,338	Federal National Mortgage Assoc., 2.753%, 2/1/21, Series 313380†††	156,782
124,181	Federal National Mortgage Assoc., 2.77%, 1/1/18, Series 57735†††	127,695
1,417,489	Federal National Mortgage Assoc., 3.00%, 1/1/28, Series AB7546	1,461,972
220,728	Federal National Mortgage Assoc., 3.50%, 6/25/23, Series 2003-46, Class LD	233,090
233,419	Federal National Mortgage Assoc., 3.875%, 1/25/39, Series 2009-2, Class WJ	247,623
123,418	Federal National Mortgage Assoc., 4.00%, 10/25/32, Series 2003-28, Class GA	126,964
129,751	Federal National Mortgage Assoc., 4.072%, 7/1/19, Series 070377†††	134,994
421,479	Federal National Mortgage Assoc., 4.50%, 6/25/29, Series 2005-121, Class V	431,408
454,845	Federal National Mortgage Assoc., 5.00%, 7/25/23, Series 2005-4, Class VG	457,776
250,000	Federal National Mortgage Assoc., 5.50%, 5/25/23, Series 2003-42, Class EK	279,768
276,265	Government National Mortgage Assoc., 1.625%, 1/20/30, Series 80364†††	288,425
716,582	Government National Mortgage Assoc., 1.75%, 6/20/30, Series 80416†††	747,486
530,518	Government National Mortgage Assoc., 1.75%, 9/20/34, Series 81054†††	554,154
628,659	Government National Mortgage Assoc., 2.25%, 7/20/34, Series 80987†††	654,749
2,034,911	Government National Mortgage Assoc., 2.50%, 5/20/40, Series 2012-94, Class GA	2,009,778
683,024	Government National Mortgage Assoc., 3.00%, 8/20/38, Series 2010-47, Class CG	707,858
705,182	Government National Mortgage Assoc., 3.00%, 12/20/38, Series 2010-89, Class PA	729,384
1,145,869	Government National Mortgage Assoc., 3.00%, 5/20/39, Series 2010-68, Class YE	1,185,985
1,482,565	Government National Mortgage Assoc., 3.00%, 10/20/39, Series 2010-117, Class GD	1,527,238
722,099	Government National Mortgage Assoc., 3.00%, 6/20/41, Series 2011-138, Class PN	739,575
944,679	Government National Mortgage Assoc., 3.50%, 1/20/37, Series 2009-31, Class PD	970,479
1,585,579	Government National Mortgage Assoc., 3.50%, 6/20/39, Series 2010-129, Class NU	1,674,046
372,366	Government National Mortgage Assoc., 4.00%, 6/20/38, Series 2009-69, Class WC	387,341
844,207	Government National Mortgage Assoc., 4.00%, 9/20/38, Series 2009-108, Class WG	905,647
731,710	Government National Mortgage Assoc., 4.00%, 3/20/39, Series 2009-31, Class TA	773,387
709,628	Government National Mortgage Assoc., 4.00%, 4/16/39, Series 2009-110, Class AB	741,475
681,494	Government National Mortgage Assoc., 4.00%, 8/20/39, Series 2009-69, Class PV	717,426

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Value
$ 438,766	Government National Mortgage Assoc., 4.50%, 6/20/34, Series 2009-101, Class G	$450,253
257,985	Government National Mortgage Assoc., 4.50%, 8/20/34, Series 2009-36, Class G	263,219
389,322	Government National Mortgage Assoc., 4.50%, 8/16/35, Series 2009-62, Class DT	398,847
368,432	Government National Mortgage Assoc., 4.50%, 2/20/38, Series 2009-55, Class NP	385,499
587,383	Government National Mortgage Assoc., 4.50%, 3/20/39, Series 2009-14, Class AG	629,208
135,017	Government National Mortgage Assoc., 4.658%, 12/16/30, Series 2005-12, Class C	138,113
216,495	Government National Mortgage Assoc., 5.00%, 9/16/31, Series 2009-38, Class A	222,309
500,000	Government National Mortgage Assoc., 5.00%, 7/20/34, Series 2004-105, Class MC	544,725
94,146	Government National Mortgage Assoc., 5.00%, 8/20/39, Series 004513	98,949

	Total Collateralized Mortgage Obligations (cost $26,276,814)	26,301,468

	CORPORATE BONDS 38.0%

	Aerospace & Defense 0.4%
600,000	Lockheed Martin Corp., 3.35%, 9/15/21	597,074

	Air Freight & Logistics 0.5%
620,000	United Parcel Service, Inc., 5.50%, 1/15/18	713,517

	Automotive Retail 0.6%
775,000	AutoZone, Inc., 5.50%, 11/15/15	851,903

	Beverages-Non-alcoholic 1.1%
500,000	PepsiAmericas, Inc., 5.00%, 5/15/17	554,892
750,000	PepsiCo, Inc., 5.00%, 6/1/18	849,005

		1,403,897

	Computer Hardware 0.7%
1,000,000	Hewlett-Packard Co., 2.60%, 9/15/17	998,689

	Construction & Farm Machinery & Heavy Trucks 1.2%
500,000	Caterpillar Financial Services Corp., 5.85%, 9/1/17 MTN	577,718
1,000,000	John Deere Capital Corp., 2.25%, 4/17/19	998,762

		1,576,480

	Cosmetics & Toiletries 0.4%
441,775	Procter & Gamble – ESOP, 9.36%, 1/1/21, Series A	573,566

	Distillers & Vintners 0.4%
504,000	Diageo Capital plc, 7.375%, 1/15/14 (United Kingdom)	521,953

	Diversified Banks 5.3%
1,250,000	Bank of America Corp., 7.375%, 5/15/14 MTN	1,315,106
1,250,000	Bank of Montreal, 1.45%, 4/9/18 MTN (Canada)	1,206,534
1,250,000	Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16	1,304,826
500,000	SouthTrust Corp., 5.80%, 6/15/14	524,071
1,125,000	US Bancorp, 3.00%, 3/15/22 MTN	1,092,294
750,000	Wachovia Corp., 5.25%, 8/1/14	783,398
700,000	Wachovia Corp., 5.75%, 2/1/18 MTN	806,235

		7,032,464

	Diversified Financial Services 2.8%
2,350,000	General Electric Capital Corp., 5.40%, 2/15/17 MTN	2,616,704
1,000,000	General Electric Capital Corp., 5.625%, 5/1/18	1,147,004

		3,763,708

	Drug Retail 0.3%
400,000	Walgreen Co., 4.875%, 8/1/13	401,299

	Electric-Integrated 0.5%
659,000	Southern Co. (The), 2.375%, 9/15/15, Series A	678,778

	Enterprise Software & Services 0.9%
1,000,000	Oracle Corp., 5.75%, 4/15/18	1,163,632

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Value
	Finance-Auto Loans 0.6%
$750,000	PACCAR Financial Corp., 1.60%, 3/15/17 MTN	$742,982

	Finance-Credit Card 0.8%
975,000	American Express Co., 6.15%, 8/28/17	1,129,844

	Finance-Other Services 0.4%
500,000	Sun Canada Financial Co., 7.25%, 12/15/15	551,169

	Footwear 0.5%
600,000	Nike, Inc., 5.15%, 10/15/15 MTN	653,465

	Health Care Equipment 0.2%
250,000	Baxter International, Inc., 4.625%, 3/15/15	265,532

	Industrial Gases 0.5%
600,000	Praxair, Inc., 4.625%, 3/30/15	640,667

	Instruments-Scientific 0.6%
700,000	Thermo Fisher Scientific, Inc., 4.70%, 5/1/20	742,372

	Integrated Oil & Gas 0.5%
750,000	BP Capital Markets plc, 1.375%, 5/10/18 (United Kingdom)	722,919

	Integrated Telecommunication Services 1.5%
108,239	Ameritech Capital Funding, 9.10%, 6/1/16	122,482
870,000	AT&T, Inc., 5.50%, 2/1/18	995,068
300,000	Verizon Communications, Inc., 5.50%, 2/15/18	341,634
520,000	Verizon Communications, Inc., 5.55%, 2/15/16	576,179

		2,035,363

	Investment Banking & Brokerage 0.6%
700,000	Morgan Stanley, 5.50%, 7/24/20 MTN	753,819

	Life & Health Insurance 1.1%
850,000	Prudential Financial, Inc., 6.20%, 1/15/15	915,835
480,000	Prudential Holdings, LLC, 7.245%, 12/18/23, Series FSA†	589,026

		1,504,861

	Medical Instruments 0.9%
1,100,000	Medtronic, Inc., 4.45%, 3/15/20	1,197,634

	Medical-Drugs 0.5%
575,000	Pharmacia Corp., 6.75%, 12/15/27	727,704

	Medical-Health Maintenance Organizations 0.8%
1,000,000	WellPoint, Inc., 4.35%, 8/15/20	1,064,893

	Movies & Entertainment 0.7%
300,000	Walt Disney Co. (The), 2.75%, 8/16/21	295,301
250,000	Walt Disney Co. (The), 4.50%, 12/15/13 MTN	254,521
350,000	Walt Disney Co. (The), 6.00%, 7/17/17, Series C MTN	406,975

		956,797

	Multimedia 0.7%
800,000	NBCUniversal Media, LLC, 5.15%, 4/30/20	910,793

	Oil Companies-Exploration & Production 0.5%
600,000	Apache Finance Canada Corp., 4.375%, 5/15/15 (Canada)	638,940

	Oil Companies-Integrated 1.0%
750,000	ConocoPhillips, 5.75%, 2/1/19	878,597
500,000	XTO Energy, Inc., 5.75%, 12/15/13	511,939

		1,390,536

	Other Diversified Financial Services 1.1%
1,350,000	JPMorgan Chase & Co., 4.35%, 8/15/21	1,406,353

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Value
	Pharmaceuticals 2.8%
$745,000	AstraZeneca plc, 5.90%, 9/15/17 (United Kingdom)	$865,621
795,000	Cardinal Health, Inc., 6.00%, 6/15/17	902,146
1,000,000	Johnson & Johnson, 5.55%, 8/15/17	1,157,494
725,000	Pharmacia Corp., 6.50%, 12/1/18	877,326

		3,802,587

	Railroads 1.1%
300,000	Burlington Northern Santa Fe, LLC, 4.30%, 7/1/13	300,000
1,000,000	Union Pacific Corp., 5.70%, 8/15/18	1,165,170

		1,465,170

	Regional Banks 2.4%
1,000,000	BB&T Corp., 2.15%, 3/22/17 MTN	1,001,643
700,000	Fifth Third Bancorp, 5.45%, 1/15/17	767,109
600,000	SunTrust Bank, 1.274%, 6/30/14†††	592,008
750,000	SunTrust Banks, Inc., 3.50%, 1/20/17	784,851

		3,145,611

	Semiconductor Equipment 0.2%
250,000	Applied Materials, Inc., 2.65%, 6/15/16	259,115

	Special Purpose Entity 0.4%
525,000	Principal Life Global Funding I, 5.05%, 3/15/15	560,632

	Specialized Finance 0.5%
600,000	CME Group, Inc., 5.40%, 8/1/13	602,296

	Specialty Chemicals 1.1%
1,150,000	Lubrizol Corp., 8.875%, 2/1/19	1,511,708

	Steel 0.9%
1,000,000	Nucor Corp., 5.75%, 12/1/17	1,145,598

	Total Corporate Bonds (cost $50,603,085)	50,806,320

	MUNICIPAL BONDS 1.6%
650,000	Arizona State Transportation Board Highway Revenue, 5.00%, 7/1/23	730,203
797,802	Minnesota Housing Finance Agency, 2.70%, 9/1/41	768,220
500,000	Richmond Joint Powers Financing Authority, 8.25%, 7/1/19 Class B	576,965

	Total Municipal Bonds (cost $1,950,739)	2,075,388

Shares		Value
	MUTUAL FUNDS 0.7%
54,453	Eaton Vance Short Duration Diversified Income Fund	$881,050

	Total Mutual Funds (cost $833,649)	881,050

	EXCHANGE-TRADED FUNDS 1.9%

	Asset Management & Custody Banks 1.9%
6,000	iShares iBoxx Investment Grade Corporate Bond Fund ETF	681,900
23,000	iShares S&P US Preferred Stock Index Fund ETF	903,440
50,000	Market Vectors Preferred Securities ex Financials ETF	994,000

		2,579,340

	Total Exchange-Traded Funds (cost $2,491,657)	2,579,340

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT AGENCY SECURITIES 20.7%
$1,000,000	Federal Farm Credit Bank, 2.65%, 5/11/15	$1,040,621
1,000,000	Federal Farm Credit Bank, 3.85%, 2/11/15	1,055,477
1,000,000	Federal Farm Credit Bank, 3.875%, 10/7/13	1,009,953
650,000	Federal Farm Credit Bank, 4.875%, 4/1/14	672,705
1,500,000	Federal Home Loan Bank, 1.00%, 12/28/22, Series 0006##	1,450,889
1,500,000	Federal Home Loan Bank, 1.04%, 5/29/18	1,457,767
1,000,000	Federal Home Loan Bank, 1.25%, 10/25/22, Series 0001##	941,559
2,000,000	Federal Home Loan Bank, 1.50%, 11/8/22, Series 0000##	1,893,400
1,415,000	Federal Home Loan Bank, 3.625%, 3/10/17	1,538,245
2,000,000	Federal Home Loan Mortgage Corp., 2.00%, 10/22/21 MTN	1,899,198
2,000,000	Federal Home Loan Mortgage Corp., 2.50%, 5/27/16	2,100,170
1,300,000	Federal Home Loan Mortgage Corp., 3.00%, 7/28/14	1,337,718
700,000	Federal Home Loan Mortgage Corp., 4.75%, 11/17/15	769,187
1,000,000	Federal National Mortgage Assoc., 1.00%, 12/28/18##	969,064
1,050,000	Federal National Mortgage Assoc., 2.05%, 5/23/17	1,081,388
2,200,000	Federal National Mortgage Assoc., 2.625%, 11/20/14	2,271,405
1,800,000	Federal National Mortgage Assoc., 4.875%, 12/15/16	2,036,819
600,000	Federal National Mortgage Assoc., 5.24%, 8/7/18	602,935
528,803	New Valley Generation IV, 4.687%, 1/15/22	589,139
800,000	Tennessee Valley Authority, 3.875%, 2/15/21	865,077
1,000,000	Tennessee Valley Authority, 6.25%, 12/15/17, Series E	1,199,302
1,000,000	Tennessee Valley Authority Generic Strip, 0.00%, 11/1/18, Series C###	903,684

	Total U.S. Government Agency Securities (cost $27,648,646)	27,685,702

	U.S. TREASURY INFLATION PROTECTED BONDS 0.5%
610,495	U.S. Treasury Bond, 1.625%, 1/15/18#	668,253

	Total U.S. Treasury Inflation Protected Bonds (cost $599,567)	668,253

	U.S. TREASURY NOTES 9.9%
4,625,000	U.S. Treasury Note, 3.25%, 12/31/16	5,004,754
5,700,000	U.S. Treasury Note, 3.625%, 8/15/19	6,348,820
1,750,000	U.S. Treasury Note 3.375%, 11/15/19	1,925,546

	Total U.S. Treasury Notes (cost $13,237,133)	13,279,120

Shares		Value
	PREFERRED STOCKS 0.7%

	Investment Banking & Brokerage 0.2%
10,000	Morgan Stanley Cap TR VI, 6.60%, Pfd.	$252,800

	Life & Health Insurance 0.2%
10,000	MetLife, Inc., 6.50%Series B Pfd.§§§	252,800

	Other Diversified Financial Services 0.3%
15,000	JPMorgan Chase Capital XXIX, 6.70%, Pfd.	380,400

	Total Preferred Stocks (cost $876,467)	886,000

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.0%

	Repurchase Agreement 2.0%
$2,697,935	Repurchase Agreement dated 6/28/13, 0.01% due 7/1/13 with State Street Bank and Trust Co. collateralized by $2,760,000 of United States Treasury Notes 0.375% due 11/15/15; value: $2,754,336; repurchase proceeds: $2,697,938 (cost $2,697,935)	$2,697,935

	Total Short-Term Investments (cost $2,697,935)	2,697,935

	Total Investments (cost $132,310,304) 99.5%	132,878,471
	Other Assets less Liabilities 0.5%	631,717

	NET ASSETS 100.0%	$133,510,188

†Liquid security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933.

†††Variable rate securities.

§§§Perpetual maturity. Callable any time after first call date. Maturity date is next call date.

#Treasury Inflation Protected Securities. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

##Step Bond. The rate shown is as of June 30, 2013 and will reset at a future date.

###Zero coupon bond.

ETF Exchange-Traded Fund

MTN Medium Term Note.

See Notes to Schedules of Investments.

At June 30, 2013, Wasatch-1st Source Income Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	1.4
United Kingdom	1.6
United States	97.0

Total	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX) – Schedule of Investments

June 30, 2013 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 99.3%
$9,100,000	U.S. Treasury Bond 2.75%, 8/15/42	$7,854,438
29,050,000	U.S. Treasury Bond 2.75%, 11/15/42	25,046,561
7,700,000	U.S. Treasury Bond, 3.00%, 5/15/42	7,019,027
28,000,000	U.S. Treasury Bond, 3.125%, 11/15/41	26,250,000
16,400,000	U.S. Treasury Bond, 3.125%, 2/15/42	15,354,500
12,700,000	U.S. Treasury Bond, 3.50%, 2/15/39	12,906,375
4,035,000	U.S. Treasury Bond, 4.25%, 5/15/39	4,638,991
1,400,000	U.S. Treasury Bond, 4.375%, 2/15/38	1,639,313
1,040,000	U.S. Treasury Bond, 4.375%, 5/15/40	1,219,725
10,000,000	U.S. Treasury Bond, 4.50%, 5/15/38	11,931,250
48,400,000	U.S. Treasury Strip, principal only, 5/15/30	27,462,547
52,300,000	U.S. Treasury Strip, principal only, 2/15/31	28,777,238
54,837,000	U.S. Treasury Strip, principal only, 2/15/37	23,675,217
35,150,000	U.S. Treasury Strip, principal only, 5/15/39	13,826,639
26,000,000	U.S. Treasury Strip, principal only, 5/15/40	9,809,306
17,000,000	U.S. Treasury Strip, principal only, 8/15/41	6,071,346
7,500,000	U.S. Treasury Strip, principal only, 11/15/41	2,646,375

	Total U.S. Government Obligations (cost $225,569,873)	226,128,848

	SHORT-TERM INVESTMENTS 0.5%

	Repurchase Agreement 0.5%
1,060,217	Repurchase Agreement dated 6/28/13, 0.01% due 7/1/13 with State Street Bank and Trust Co. collateralized by $1,035,000 of United States Treasury Notes 2.125% due 2/29/16; value: $1,084,163; repurchase proceeds: $1,060,218 (cost $1,060,217)	1,060,217

	Total Short-Term Investments (cost $1,060,217)	1,060,217

	Total Investments (cost $226,630,090) 99.8%	227,189,065
	Other Assets less Liabilities 0.2%	375,786

	NET ASSETS 100.0%	$227,564,851

	See Notes to Schedules of Investments.

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2013 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 20 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Emerging Markets Small Cap Fund, Global Opportunities Fund, Heritage Growth Fund, International Growth Fund, International Opportunities Fund, Large Cap Value Fund, Long/Short Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Strategic Income Fund, Ultra Growth Fund, World Innovators Fund, Wasatch-1st Source Income Fund (“Income Fund”) (sub-advised), and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each diversified funds. The Emerging India Fund, Emerging Markets Select Fund and Frontier Emerging Small Countries Fund are non-diversified funds. Each Fund maintains its own investment objective.

On November 9, 2011, the Trust re-designated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently, five funds offer Institutional Class shares: Core Growth Fund, Large Cap Value Fund and Small Cap Value Fund, which commenced operations on January 31, 2012, as well as the Emerging Markets Select Fund and Long/Short Fund which, commenced operations on December 13, 2012. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares, and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc. (the “Advisor” or “Wasatch”) as investment advisor.

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, Heritage Growth, International Growth, International Opportunities, Large Cap Value, Long/Short, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Strategic Income, Ultra Growth and World Innovators Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at June 30, 2013. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 10.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day. Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received from Limited Partnership and Real Estate Investment Trust securities include return of capital distributions; such distributions are recorded as income, and adjusted accordingly for tax purposes.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

Short Sales – The Long/Short Fund and to a lesser extent the other Equity Funds may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2013 (UNAUDITED)

Short Sales (continued)

long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Participation Notes – The Frontier Emerging Small Countries Fund was a party to certain types of equity-linked derivative instruments (referred to collectively as participation notes), through which a counterparty provides exposure to common stock, in the form of an unsecured interest, in markets where direct investment by the fund is not possible. Participation notes provide the economic benefit of common stock ownership to the fund, while legal ownership and voting rights are retained by the counterparty. Although participation notes are usually structured with a defined maturity or termination date, early redemption may be possible. Risks associated with participation notes include the possible failure of a counterparty to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Schedule of Investments. In addition, a fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts.

Options Transactions – The Equity Funds and the Income Fund may buy and sell put and call options and write covered put and call options, including over-the-counter options, on portfolio securities where the completion of the obligation is dependent upon the credit standing of another party. Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a fund pays a premium whether or not the option is exercised. A fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Possible losses from uncovered written options may be unlimited. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2013 (UNAUDITED)

5. OPTIONS CONTRACTS WRITTEN

Options written activity during the period ended June 30, 2013 was as follows:

	Options Outstanding at 9/30/2012	Written	Closed	Exercised	Expired	Options Outstanding at 6/30/2013
Core Growth Fund
Premium amount	$150,916	$—	$—	$—	$(150,916)	$—
Number of contracts	1,050	—	—	—	(1,050)	—

Long/Short Fund
Premium amount	$8,653,127	$19,047,443	$(3,043,149)	$(10,527,363)	$(8,330,718)	$5,799,340
Number of contracts	38,020	76,756	(15,833)	(48,248)	(27,151)	23,544

Micro Cap Value Fund
Premium amount	$255,255	$1,309,330	$(583,318)	$(753,792)	$(121,756)	$105,719
Number of contracts	795	6,100	(2,642)	(2,818)	(1,055)	380

Small Cap Value Fund
Premium amount	$134,261	$—	$—	$—	$(134,261)	$—
Number of contracts	600	—	—	—	(600)	—

6. FEDERAL INCOME TAX INFORMATION

As of June 30, 2013, the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund	Global Opportunities Fund	Heritage Growth Fund
Cost	$591,157,781	$12,731,044	$27,209,529	$1,597,576,779	$565,216,896	$148,687,136	$86,919,628

Gross appreciation	$270,411,515	$1,579,507	$820,109	$306,445,399	$45,976,477	$52,405,308	$34,846,740
Gross (depreciation)	(8,832,385)	(924,481)	(2,101,375)	(94,939,109)	(14,972,899)	(3,446,330)	(5,881,462)

Net appreciation (depreciation)	$261,579,130	$655,026	($1,281,266)	$211,506,290	$31,003,578	$48,958,978	$28,965,278

	International Growth Fund	International Opportunities Fund	Large Cap Value Fund	Long/Short Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund
Cost	$979,103,414	$210,383,506	$887,748,919	$1,671,337,635	$198,347,824	$121,486,069	$1,469,702,482

Gross appreciation	$158,784,329	$55,413,255	$376,470,030	$235,177,699	$115,698,631	$34,784,990	$761,938,719
Gross (depreciation)	(23,668,275)	(10,200,172)	(19,807,139)	(51,960,402)	(16,603,495)	(3,572,833)	(36,226,314)

Net appreciation (depreciation)	$135,116,054	$45,213,083	$356,662,891	$183,217,297	$99,095,136	$31,212,157	$725,712,405

	Small Cap Value Fund	Strategic Income Fund	Ultra Growth Fund	World Innovators Fund	Income Fund	U.S. Treasury Fund
Cost	$153,775,385	$53,764,486	$112,194,137	$177,220,723	$132,310,304	$227,137,203

Gross appreciation	$48,057,123	$8,719,050	$40,308,867	$34,791,580	$2,467,404	$11,916,749
Gross (depreciation)	(5,927,708)	(2,591,554)	(11,416,238)	(2,130,333)	(1,899,237)	(11,864,887)

Net appreciation (depreciation)	$42,129,415	$6,127,496	$28,892,629	$32,661,247	$568,167	$51,862

The difference between book-basis and tax-basis unrealized gains are primarily attributable to the tax deferral of losses on wash sales.

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2013 (UNAUDITED)

7. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended June 30, 2013 with an “affiliated company” as so defined:

	Share Activity				Dividends Credited to Income for the period ended 6/30/13	Gain (Loss) Realized on Sale of Shares for the period ended 6/30/13
	Balance 9/30/12	Purchases / Additions	Sales / Reductions	Balance 6/30/13
Long/Short Fund
Silicon Graphics International Corp.*	2,802,900	251,471	173,862	2,880,509	$—	$(398,986)

Micro Cap Fund
Goldwater Bank, N.A.	154,000	—	—	154,000	$—	$—

Small Cap Growth Fund
Blue Nile, Inc.	654,903	344,736	—	999,639	$—	$—
Knight Transportation, Inc.	4,655,806	136,592	—	4,792,398	3,258,831	—
NeurogesX, Inc.**	3,882,558	—	3,882,558	—	—	(6,414,763)
zooplus AG	275,513	32,789	—	308,302	—	—

*	On August 29, 2012, a Schedule 13D was filed for Silicon Graphics International Corp. (“the Company”) on behalf of the Advisor and the Wasatch Long/Short Fund, including the portfolio managers Michael L. Shinnick and Ralph C. Shive (“Reporting Persons”).

**	No longer affiliated as of June 30, 2013.

8. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At June 30, 2013, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Global Opportunities Fund
Cardica, Inc.	Warrants	9/25/09	$5,000	$2,000	—

Micro Cap Fund
Cardica, Inc.	Warrants	9/25/09	$40,312	$16,125	0.01%
Goldwater Bank, N.A.	Common Stock	2/28/07	1,540,000	83,160	0.02%
NeurogesX, Inc.	Warrants	7/21/11	18,169	—	—
			$1,598,481	$99,285	0.03%

Micro Cap Value Fund
Acetylon Pharmaceuticals, Inc., Series B	Preferred Stock	2/3/11 - 5/25/12	$499,999	$625,262	0.42%
Cardica, Inc.	Warrants	9/25/09	13,813	5,525	—
Goldwater Bank, N.A.	Common Stock	2/28/07	419,000	22,626	0.02%
Idaho Trust Bancorp	Common Stock	8/30/06	500,004	199,446	0.13%
MusclePharm Corp. PIPE	Common Stock	5/30/13	1,500,000	1,342,575	0.89%
NeurogesX, Inc.	Warrants	7/21/11	6,250	—	—
			$2,939,066	$2,195,434	1.46%

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2013 (UNAUDITED)

RESTRICTED SECURITIES (continued)

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Small Cap Growth Fund
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 1/16/13	$4,643,853	$3,213,430	0.15%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 1/16/13	1,365,000	1,179,379	0.05%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	2,000,000	828,407	0.04%
Nanosys, Inc., Series E	Preferred Stock	8/13/10	184,939	197,360	0.01%
NeurogesX, Inc.	Warrants	7/21/11	242,660	—	—
Zonare Medical Systems, Inc.	Common Stock	6/30/04	1,500,000	247	—
			$9,936,452	$5,418,823	0.25%

Strategic Income Fund
Redcorp Ventures Ltd., 13.00%, 7/11/12	Corporate Bonds	7/5/07	$162,250	$1,010	—
Star Asia Financial Ltd.	Common Stock	2/22/07 - 3/19/10	305,812	266,786	0.45%
			$468,062	$267,796	0.45%

Ultra Growth Fund
Cardica, Inc.	Warrants	9/25/09	$20,625	$8,250	0.01%
Data Sciences International, Inc., Series B	Preferred Stock	1/20/06	475,001	807,502	0.57%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 1/16/13	4,179,467	2,892,074	2.03%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 1/16/13	1,365,000	1,179,379	0.83%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	500,001	207,102	0.15%
Nanosys, Inc., Series E	Preferred Stock	8/13/10	46,235	49,340	0.03%
NeurogesX, Inc.	Warrants	7/21/11	5,451	—	—
Ophthonix, Inc.	Common Stock	9/23/05	499,998	—	—
TherOx, Inc., Series I	Preferred Stock	7/7/05	1,000,000	2,439	—
Xtera Communications, Inc.	Common Stock	9/3/03	99,065	914	—
Zonare Medical Systems, Inc.	Common Stock	6/30/04	1,000,000	165	—
			$9,190,843	$5,147,165	3.62%

World Innovators Fund
Cardica, Inc.	Warrants	9/25/09	$8,938	$3,575	—
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 1/16/13	464,387	321,341	0.15%
Xtera Communications, Inc.	Common Stock	9/3/03	7,076	65	—
			$480,401	$324,981	0.15%

9. PURCHASE COMMITMENTS

In September 2003, the Small Cap Growth, Ultra Growth and World Innovators Funds entered into subscription agreements to acquire limited partnership interests in Greenspring Global Partners II-B, L.P. The remaining commitment amounts at June 30, 2013 were $300,000, $270,000 and $30,000, respectively.

In December 2005, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Greenspring Global Partners III-B, L.P. The remaining commitment amounts at June 30, 2013 were $135,000, per Fund.

Securities held by the Funds have been designated to meet these purchase commitments as indicated in the Schedules of Investments.

10.	SECURITIES VALUATION

Equity securities (common and preferred stock) – Securities are valued as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities are valued using a commercial pricing service at the last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on NASDAQ, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. In some instances, particularly on foreign exchanges, an official close or evaluated price may be used if the pricing service is unable to provide the last trade or most recent mean price. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy (see Note 11). Additionally, a fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2013 (UNAUDITED)

Equity securities (common and preferred stock) (continued)

occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges and the securities are categorized in level 2 of the fair value hierarchy. These valuation procedures apply equally to long or short equity positions in a fund.

Corporate debt securities – Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most corporate bonds are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

Short-term notes – Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy.

Asset-backed securities – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications, new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

U.S. government issuers – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most U.S. government bonds are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

Derivative instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service.

Restricted securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, a stated net asset value (NAV) for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2013 (UNAUDITED)

As of June 30, 2013, the aggregate amount of fair valued securities, excluding any foreign securities fair valued pursuant to a systematic fair valuation model, as a percentage of net assets for the Funds was as follows:

% of Net Assets
Core Growth Fund	—
Emerging India Fund	—
Emerging Markets Select Fund	—
Emerging Markets Small Cap Fund	—
Frontier Emerging Small Countries Fund	—
Global Opportunities Fund	<0.01%
Heritage Growth Fund	—
International Growth Fund	—
International Opportunities Fund	—
Large Cap Value Fund	—
Long/Short Fund	—
Micro Cap Fund	0.03%
Micro Cap Value Fund	1.46%
Small Cap Growth Fund	0.25%
Small Cap Value Fund	—
Strategic Income Fund	<0.01%
Ultra Growth Fund	3.62%
World Innovators Fund	0.15%
Income Fund	—
U.S. Treasury Fund	—

11. FAIR VALUE MEASUREMENTS

The Funds use various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/13
Core Growth Fund
Assets
Common Stocks		$785,056,625	$—	$—	$785,056,625
Short-Term Investments		—	67,680,286	—	67,680,286

		$785,056,625	$67,680,286	$—	$852,736,911

Emerging India Fund
Assets
Common Stocks		$12,844,838	$—	$—	$12,844,838
Short-Term Investments		—	541,232	—	541,232

		$12,844,838	$541,232	—	$13,386,070

Emerging Markets Select Fund
Assets

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2013 (UNAUDITED)

FAIR VALUE MEASUREMENTS (CONTINUED)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/13
Common Stocks
	Diversified Banks	$3,404,347	$751,731	$—	$4,156,078
	Food Retail	1,516,194	1,521,764	—	3,037,958
	Other	17,275,213	—	—	17,275,213
Short-Term Investments		—	1,459,014	—	1,459,014

		$22,195,754	$3,732,509	$—	$25,928,263

Emerging Markets Small Cap Fund
Assets
Common Stocks
	Computer & Electronics Retail	$—	$17,236,823	$—	$17,236,823
	Diversified Banks	106,899,346	16,009,509	—	122,908,855
	Home Improvement Retail	16,189,792	22,702,343	—	38,892,135
	Hotels, Resorts & Cruise Lines	—	41,780,449	—	41,780,449
	Other	1,555,883,785	—	—	1,555,883,785
Preferred Stocks		32,381,022	—	—	32,381,022

		$1,711,353,945	$97,729,124	$—	$1,809,083,069

Frontier Emerging Small Countries Fund
Assets
Common Stocks		$578,963,866	$—	$—	$578,963,866
Participation Notes		—	6,064,646	—	6,064,646
Short-Term Investments		—	11,191,962	—	11,191,962

		$578,963,866	$17,256,608	$—	$596,220,474

Global Opportunities Fund
Assets
Common Stocks		$194,581,086	$—	$—	$194,581,086
Warrants		—	—	2,000	2,000
Short-Term Investments		—	3,063,028	—	3,063,028

		$194,581,086	$3,063,028	$2,000	$197,646,114

Heritage Growth Fund
Assets
Common Stocks		$110,401,072	$—	$—	$110,401,072
Short-Term Investments		—	5,483,834	—	5,483,834

		$110,401,072	$5,483,834	$—	$115,884,906

International Growth Fund
Assets
Common Stocks		$1,049,077,034	$—	$—	$1,049,077,034
Short-Term Investments		—	65,142,434	—	65,142,434

		$1,049,077,034	$65,142,434	$—	$1,114,219,468

Liabilities
Forward Foreign Currency Exchange Contracts		$—	$(7,010,431)	$—	$(7,010,431)

		$—	$(7,010,431)	$—	$(7,010,431)

International Opportunities Fund
Assets
Common Stocks
	Building Products	$1,779,663	$2,691,931	$—	$4,471,594
	Construction Materials	—	2,132,221	—	2,132,221
	Food Distributors	—	4,889,794	—	4,889,794
	Household Products	6,666,866	1,327,119	—	7,993,985
	Packaged Foods & Meats	44,420,364	2,193,058	—	46,613,422
	Other	176,440,601	—	—	176,440,601
Short-Term Investments		—	13,054,972	—	13,054,972

		$229,307,494	$26,289,095	$—	$255,596,589

Large Cap Value Fund
Assets
Common Stocks		$1,152,454,430	$—	$—	$1,152,454,430
Limited Partnership Interest		14,314,900	—	—	14,314,900
Short-Term Investments		—	77,642,480	—	77,642,480

		$1,166,769,330	$77,642,480	$—	$1,244,411,810

Long/Short Fund

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2013 (UNAUDITED)

FAIR VALUE MEASUREMENTS (CONTINUED)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/13
Assets
Common Stocks		$1,596,491,901	$—	$—	$1,596,491,901
Short-Term Investments		—	488,819,754	—	488,819,754

		$1,596,491,901	$488,819,754	$—	$2,085,311,655

Liabilities
Equity Contracts		$(4,314,473)	$—	$—	$(4,314,473)
Securities Sold Short		(226,442,250)	—	—	(226,442,250)

		$(230,756,723)	$—	$—	$(230,756,723)

Micro Cap Fund
Assets
Common Stocks
	Specialized Finance	$—	$—	$83,160	$83,160
	Other	286,527,405	—	—	286,527,405
Warrants		—	—	16,125	16,125
Short-Term Investments		—	10,816,270	—	10,816,270

		$286,527,405	$10,816,270	$99,285	$297,442,960

Micro Cap Value Fund
Assets
Common Stocks
	Construction Materials	$2,232,860	$1,523,456	$—	$3,756,316
	Diversified Banks	3,657,282	—	199,446	3,856,728
	Personal Products	1,266,650	—	1,342,575	2,609,225
	Specialized Finance	—	—	22,626	22,626
	Other	129,739,414	—	—	129,739,414
Preferred Stocks		—	—	625,262	625,262
Warrants		—	—	5,525	5,525
Short-Term Investments		—	12,178,130	—	12,178,130

		$136,896,206	$13,701,586	$2,195,434	$152,793,226

Liabilities
Equity Contracts		$(95,000)	$—	$—	$(95,000)

		$(95,000)	$—	$—	$(95,000)

Small Cap Growth Fund
Assets
Common Stocks
	Health Care Equipment	$34,655,041	$—	$247	$34,655,288
	Other	2,034,562,462	—	—	2,034,562,462
Preferred Stocks		—	—	1,025,767	1,025,767
Limited Partnership Interest		—	—	4,392,809	4,392,809
Short-Term Investments		—	120,778,561	—	120,778,561

		$2,069,217,503	$120,778,561	$5,418,823	$2,195,414,887

Small Cap Value Fund
Assets
Common Stocks		$188,733,001	$—	$—	$188,733,001
Short-Term Investments		—	7,171,799	—	7,171,799

		$188,733,001	$7,171,799	$—	$195,904,800

Strategic Income Fund
Assets
Common Stocks
	Diversified REITs	$—	$266,786	$—	$266,786
	Other	51,182,818	—	—	51,182,818
Exchange Traded Funds		3,415,245	—	—	3,415,245
Limited Liability Company Membership Interest		2,392,740	—	—	2,392,740
Limited Partnership Interest		1,314,144	—	—	1,314,144
Corporate Bonds		—	—	1,010	1,010
Short-Term Investments		—	1,319,239	—	1,319,239

		$58,304,947	$1,586,025	$1,010	$59,891,982

Ultra Growth Fund
Assets
Common Stocks
	Health Care Equipment	$6,487,058	$—	$165	$6,487,223

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2013 (UNAUDITED)

FAIR VALUE MEASUREMENTS (CONTINUED)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/13
	Internet Software & Services	9,635,350	—	914	9,636,264
	Other	117,739,361	—	—	117,739,361
Preferred Stocks		—	—	1,066,383	1,066,383
Limited Partnership Interest		—	—	4,071,453	4,071,453
Warrants		—	—	8,250	8,250
Short-Term Investments		—	2,077,832	—	2,077,832

		$133,861,769	$2,077,832	$5,147,165	$141,086,766

World Innovators Fund
Assets
Common Stocks
	Internet Software & Services	$21,465,546	$—	$65	$21,465,611
	Other	170,401,671	—	—	170,401,671
Preferred Stocks		4,387,919	—	—	4,387,919
Limited Partnership Interest		—	—	321,341	321,341
Warrants		—	—	3,575	3,575
Short-Term Investments		—	13,301,853	—	13,301,853

		$196,255,136	$13,301,853	$324,981	$209,881,970

Wasatch-1st Source Income Fund
Assets
Asset Backed Securities		$—	$5,017,895	$—	$5,017,895
Collateralized Mortgage Obligations		—	26,301,468	—	26,301,468
Corporate Bonds		—	50,806,320	—	50,806,320
Municipal Bonds		—	2,075,388	—	2,075,388
Mutual Funds		881,050	—	—	881,050
Exchange Traded Funds		2,579,340	—	—	2,579,340
U.S. Government Agency Securities		—	27,685,702	—	27,685,702
U.S. Treasury Inflation Protected Bonds		—	668,253	—	668,253
U.S. Treasury Notes		—	13,279,120	—	13,279,120
Preferred Stocks		886,000	—	—	886,000
Short-Term Investments		—	2,697,935	—	2,697,935

		$4,346,390	$128,532,081	$—	$132,878,471

U.S. Treasury Fund
Assets
U.S. Government Obligations		$—	$226,128,848	$—	$226,128,848
Short-Term Investments		—	1,060,217	—	1,060,217

		$—	$227,189,065	$—	$227,189,065

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the Other category.

The valuation techniques used by the Funds to measure fair value for the period ended June 30, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

There were no transfers between level 1 and level 2 for the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (level 3) for the Funds during the period ended June 30, 2013:

Fund	Market Value Beginning Balance 9/30/2012	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 6/30/2013	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 6/30/2013
Global Opportunities Fund
Warrants	$2,400	$—	$—	$—	$—	$(400)	$—	$—	$2,000	$(400)

Micro Cap Fund
Common Stocks	13,860	—	—	—	—	69,300	—	—	83,160	69,300
Warrants	20,803	—	—	—	—	(4,678)	—	—	16,125	(4,678)

	34,663	—	—	—	—	64,622	—	—	99,285	64,622

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2013 (UNAUDITED)

FAIR VALUE MEASUREMENTS (CONTINUED)

Fund	Market Value Beginning Balance 9/30/2012	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 6/30/2013	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 6/30/2013
Micro Cap Value Fund
Common Stocks	186,550	1,500,000	—	—	—	(121,903)	—	—	1,564,647	(121,903)
Preferred Stocks	625,263	—	—	—	—	(1)	—	—	625,262	(1)
Warrants	7,130	—	—	—	—	(1,605)	—	—	5,525	(1,605)

	818,943	1,500,000	—	—	—	(123,509)	—	—	2,195,434	(123,509)

Small Cap Growth Fund
Common Stocks	247	—	—	—	—	—	—	—	247	—
Preferred Stocks	961,210	—	—	—	—	64,557	—	—	1,025,767	64,557
Limited Partnership Interest	6,625,910	130,000	—	—	—	(2,363,101)	—	—	4,392,809	(2,363,101)
Warrants	19,413	—	—	—	—	(19,413)	—	—	—	(19,413)

	7,606,780	130,000	—	—	—	(2,317,957)	—	—	5,418,823	(2,317,957)

Strategic Income Fund
Limited Liability Company Membership Interest	99,690	—	(120,787)	—	(336,529)	357,626	—	—	—	—
Corporate Bonds	4,073	—	(2,786)	—	765	(1,042)	—	—	1,010	(3,011)

	103,763	—	(123,573)	—	(335,764)	356,584	—	—	1,010	(3,011)

Ultra Growth Fund
Common Stocks	1,583	—	—	—	—	(504)	—	—	1,079	(504)
Preferred Stocks	1,062,439	—	—	—	—	3,944	—	—	1,066,383	3,944
Limited Partnership Interest	6,126,453	120,000	—	—	—	(2,175,000)	—	—	4,071,453	(2,175,000)
Warrants	10,336	—	—	—	—	(2,086)	—	—	8,250	(2,086)

	7,200,811	120,000	—	—	—	(2,173,646)	—	—	5,147,165	(2,173,646)

World Innovators Fund
Common Stocks	65	—	—	—	—	—	—	—	65	—
Limited Partnership Interest	496,747	10,000	—	—	—	(185,406)	—	—	321,341	(185,406)
Warrants	4,290	—	—	—	—	(715)	—	—	3,575	(715)

	501,102	10,000	—	—	—	(186,121)	—	—	324,981	(186,121)

Other information regarding the Funds is available in the Funds’ most recent Prospectus and Report to Shareholders. This information is available on the Funds’ website at www.wasatchfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS TRUST

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds Trust

Date: August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds Trust

Date: August 27, 2013

By:	/s/ Cindy B. Firestone
Cindy B. Firestone
Treasurer (principal financial officer) of Wasatch Funds Trust

Date: August 27, 2013